As filed with the Securities and Exchange Commission on February 28, 2007
1933 Act Registration No. 333-71703
1940 Act Registration No. 811-09221

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.
Post-Effective Amendment No. 11	☒
and

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY
ACT OF 1940	☒
Amendment No. 13	☒

The Community Reinvestment Act Qualified Investment Fund

(Exact Name of Registrant as Specified in Charter)

1830 Main Street
Suite 204
Weston, Florida 33326
(Address of Principal Executive Offices)

877-272-1977
Registrant's Telephone Number, including area code

Michael P. Malloy, Esquire
Drinker Biddle & Reath LLP
One Logan Square
18th& Cherry Streets
Philadelphia, Pennsylvania 19103
(Name and Address of Agent for Service)

It is proposed that this post-effective amendment will become effective (check appropriate box)

☐ Immediately upon filing pursuant to paragraph (b)
☐ on (date) pursuant to paragraph (b)
☒ 60 days after filing pursuant to paragraph (a)(1)
☐ on (date) pursuant to paragraph (a)(1)
☐ 75 days after filing pursuant to paragraph (a)(2)
☐ on (date) pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:

☐	This Post-Effective Amendment designates a new effective date for a previously filed Post-Effective Amendment.

THE COMMUNITY
REINVESTMENT ACT
QUALIFIED INVESTMENT FUND
(THE “FUND”)

The Fund’s investment objective is to provide (1) a high level of current income consistent with the preservation of capital and (2) investments that will be deemed to be qualified under the Community Reinvestment Act of 1977.

PROSPECTUS March __, 2007

INSTITUTIONAL SHARES

The Securities and Exchange Commission has not approved or disapproved the Fund’s securities or determined if this prospectus is accurate or complete. It is a criminal offense to state otherwise.

Page

RISK/RETURN SUMMARY	3
Investment Objective	3
Principal Investment Strategy	3
Principal Risks	3
Performance Information	4
Fees and Expenses	6
INVESTMENT OBJECTIVE AND POLICIES	7
Investment Objective	7
Principal Investment Strategy	7
Community Reinvestment Act of 1977	7
Investment Policies	9
Disclosure of Portfolio Holdings	10
FUND INVESTMENTS	11
RISK FACTORS	12
FEDERAL TAXES	13
PRICING OF FUND SHARES	15
PURCHASING SHARES	15
Purchase Inquiries	15
Purchases by Mail	15
Purchases by Wire Transfer	16
Exchange of Securities	17
Customer Identification Program	17
REDEEMING SHARES	17
Redemptions by Mail	17
Redemptions by Telephone	18
Redemptions by Wire Transfer	18
Other Redemption Information	18
Policy to Deter Market Timing	19
DIVIDENDS AND DISTRIBUTIONS	20
INVESTMENT ADVISOR	20
FINANCIAL HIGHLIGHTS	21
SERVICE PROVIDERS	23

Page

WHERE TO FIND MORE INFORMATION	BACK COVER
ANNUAL AND SEMI-ANNUAL REPORTS	BACK COVER
STATEMENT OF ADDITIONAL INFORMATION	BACK COVER

RISK/RETURN SUMMARY

Investment Objective

The Fund’s investment objective is to provide (1) a high level of current income consistent with the preservation of capital and (2) investments that will be deemed to be qualified under the Community Reinvestment Act of 1977, as amended (the “CRA”).

Principal Investment Strategy

The Fund’s principal investment strategy is to invest in debt securities that will cause shares of the Fund to be deemed to be qualified under the CRA, so that financial institutions that are subject to the CRA may receive investment test or similar credit under the CRA with respect to shares of the Fund held by them.

Principal Risks

The Fund’s investment adviser, Community Capital Management, Inc. (formerly known as CRAFund Advisors, Inc.) (the “Advisor”), believes that shares of the Fund will be deemed qualified investments under the CRA and will cause financial institutions to receive CRA credit with respect to shares of the Fund owned by them. The Fund’s goal of holding securities that will allow shares of the Fund to be deemed qualified under the CRA will cause the Advisor to take this factor into account in determining which securities the Fund will purchase and sell. Accordingly, portfolio decisions will not be exclusively based on the investment characteristics of the securities, which may or may not have an adverse effect on the Fund’s investment performance. For example, the Fund may hold short-term investments that produce relatively low yields pending the selection of long-term investments believed to be CRA-qualified. In addition, the Fund may sell securities for CRA purposes at times when such sales may not be desirable for investment purposes. Such sales could occur, for example, if a financial institution redeems its shares of the Fund, or if investments that have been designated to specific shareholders for CRA-qualifying purposes are ultimately determined not to be, or to have ceased to be, CRA-qualifying. See “INVESTMENT OBJECTIVE AND POLICIES - Community Reinvestment Act of 1977.”

Generally, the prices of fixed-income debt securities tend to move in the opposite direction of interest rates. When rates are rising, the prices of debt securities tend to fall. When rates are falling, the prices of debt securities tend to rise.

The value of debt securities also depends on the ability of issuers to make principal and interest payments. If an issuer cannot meet its payment obligations or if its credit rating is lowered, the value of its debt securities will fall. The ability of a state or local government issuer to make payments can be affected by many factors, including economic conditions, the flow of tax revenues and changes in the level of federal, state or local aid. Some municipal obligations are payable only from limited revenue sources or by private entities.

Prepayments of principal on mortgage-backed securities may tend to increase due to refinancing of mortgages as interest rates decline. When this occurs, the Fund may lose a portion of its principal investment to the extent the Fund paid any premium for a security. In addition, the Fund’s yield may be affected by reinvestment of prepayments at lower rates than the original investment.

The Fund is a non-diversified investment company. Compared to a diversified investment company, the Fund may invest a greater percentage of its assets in the securities of a particular issuer. A change in value of such securities will affect the value of the Fund’s portfolio more than it would affect a diversified investment company.

The Fund may sell securities that it has held for less than one year. When it does so, the Fund may realize short-term capital gains, which are taxed at higher rates than long-term capital gains.

All mutual funds are affected by changes in the economy and swings in investment markets. You could lose money if the Fund’s investments fall in value.

Performance Information

The following bar chart and table provide an indication of the risks of investing in the Fund by showing: a) changes in the performance of the Fund from year to year; and b) how the average annual returns for the Fund compare to those of a broad-based securities market index.

The bar chart and performance table assume reinvestment of dividends and distributions. The Fund’s past performance, before and after taxes, does not necessarily indicate how the Fund will perform in the future. Performance reflects fee waivers in effect. If these fee waivers were not in place, the Fund’s performance would be reduced.

No performance information is presented for Institutional Shares of the Fund because they were not offered by the Fund prior to the date of this prospectus. The returns shown below are for CRA Shares of the Fund, which are offered in a separate prospectus. CRA Shares and Institutional Shares should have returns that are substantially the same because they represent interests in the same portfolio of securities and differ only to the extent that they bear different expenses.

The bar chart shows changes in the performance of the Fund’s CRA Shares from year to year.

Year-by-year total return as of December 31

Bar Chart
2000	2001	2002	2003	2004	2005	2006
10.67%	6.15%	10.60%	2.66%	3.86%	2.14%	3.58%

Best Quarter:	Q3	9/2002	5.80%

Worst Quarter:	Q2	6/2004	-2.00%

The table shows the average annual total returns for the Fund’s CRA Shares for the periods ended December 31, 2006 as compared to a broad-based securities market index. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Average Annual Total Return as of 12/31/06
CRA Shares	One Year	Five Years	Since Inception (August 30, 1999)
Returns Before Taxes	3.58%	4.53%	5.33%
Returns After Taxes on Distributions	2.01%	3.16%	3.67%
Returns After Taxes on Distributions and Sale of Fund Shares	2.58%	3.13%	3.60%
The Lehman Brothers U.S. Aggregate Index (reflects no deduction for fees, expenses or taxes)	4.33%	5.06%	6.29%

The Lehman Brothers U.S. Aggregate Index (formerly known as the Lehman Brothers Aggregate Bond Index) represents an unmanaged diversified portfolio of fixed-income securities, including U.S. Treasuries, investment-grade corporate bonds, and mortgage-backed and asset-backed securities.

Fees and Expenses

This table describes the fees and expenses you may pay if you buy and hold Institutional Shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

Institutional Shares
Maximum Sales Charge (Load) Imposed on Purchases	NONE
Maximum Deferred Sales Charge (Load)	NONE
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	NONE
Redemption Fee (as a percentage of amount redeemed)	NONE
Exchange Fee	NONE

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

Institutional Shares
Management Fees	0.40%
Other Expenses[1]	0.20%
Acquired Fund Fees and Expenses[2]	0.01%
Total Annual Fund Operating Expenses[3]	0.61%

[1]	“Other Expenses” include without limitation custody, accounting, transfer agency and administration fees.

[2]
“Acquired Fund” means any investment company in which the Fund invests or has invested during the period. The Total Annual Fund Operating Expenses will not correlate to the Fund’s ratio of expenses to average net assets, which reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses. The Fund calculates the Acquired Funds’ expenses using the net expense ratios reported in the Acquired Funds’ most recent shareholder reports.

[3]
The Advisor has contractually agreed to waive fees and reimburse expenses until May 31, 2008 so that Total Annual Fund Operating Expenses (excluding Acquired Fund Fees and Expenses) will not exceed 1.00% of the Fund’s average daily net assets attributable to Institutional Shares. The Advisor may not recoup waived fees and reimbursed expenses.

Example: This example is intended to help you compare the costs of investing in Institutional Shares of the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in Institutional Shares the Fund for the time periods indicated and then redeem all your Institutional Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years

$62	$195	$340	$762

INVESTMENT OBJECTIVE AND POLICIES

Investment Objective

The Fund’s investment objective is to provide (1) a high level of current income consistent with the preservation of capital and (2) investments that will be deemed to be qualified under the CRA. The Fund’s Board of Trustees may change the investment objective without shareholder approval.

Principal Investment Strategy

The Fund’s principal investment strategy is to invest in debt securities that will cause shares of the Fund to be qualified under the CRA, so that financial institutions that are subject to the CRA may receive investment test or similar credit under the CRA with respect to shares of the Fund held by them. The Advisor believes that securities held by the Fund will provide returns that are competitive with those of similar securities that are not CRA-qualified.

Community Reinvestment Act of 1977

The CRA requires the four federal bank supervisory agencies, the Federal Reserve Board (“FRB”), the Office of the Comptroller of the Currency (“OCC”), the Federal Deposit Insurance Corporation (“FDIC”), and the Office of Thrift Supervision (“OTS”) to encourage most FDIC-insured financial institutions to help meet the credit needs of their local communities, including low- and moderate-income (“LMI”) neighborhoods. Each agency has promulgated rules for evaluating and rating an institution’s CRA performance which, as the following summary indicates, vary according to an institution’s asset size.1

Retail Institutions Primarily Supervised by the FRB, OCC, or FDIC

•
Large Banks -- Institutions with assets of $1.033 billion or more receive an overall CRA rating based on their performance on three tests: lending, investment, and service. The investment and service tests each comprise 25 percent of a Large Bank’s overall CRA rating.

•
Intermediate Small Banks -- Institutions with assets of at least $258 million and less than $1.033 billion receive an overall CRA grade based on their performance on two tests: lending and community development. The community development test considers an Intermediate Small Bank’s qualified investment, community development loan, and community development service activities.

1 An institution’s CRA performance can also be adversely affected by evidence of discriminatory credit practices regardless of its asset size.

•	Small Banks -- Institutions with assets of less than $258 million are subject only to a lending test but can use qualified investments to enhance their overall rating.

The above dollar figures, effective January 1, 2007, are annually adjusted based on the Consumer Price Index for Urban Wage Earners and Clerical Workers.

Retail Institutions Primarily Supervised by the OTS2

•
Large Savings Associations -- Institutions with assets of $1 billion or more ordinarily receive an overall CRA rating based on their performance on three tests: lending, investment, and service. The investment and service tests each comprise 25 percent of a Large Savings Association’s overall CRA rating. Alternatively, a Large Savings Association may elect alternative weights for the lending, investment, and service tests, so long as the lending test receives a weight of no less than 50 percent.

•	Small Savings Associations -- Institutions with assets of less than $1 billion are subject only to a lending test but can use qualified investments to enhance their overall rating.

Wholesale or Limited Purpose Institutions—All Supervisory Agencies

Institutions that are designated by their primary regulator as limited purpose or wholesale for CRA purposes can elect to be evaluated partially or totally on their qualified investment performance.

CRA Qualified Investments

In most cases, qualified investments are required to be responsive to the community development needs of a financial institution’s delineated CRA assessment area or a broader statewide or regional area that includes the institution’s assessment area. For an institution to receive CRA credit with respect to the Fund’s shares, the Fund must hold CRA-qualifying investments that relate to the institution’s assessment area. Institutions that have been designated by their regulators as “wholesale” or “limited purpose” under the CRA may receive credit for qualified investments wholly outside of their assessment area, provided they have otherwise adequately addressed their assessment area needs. Although each shareholder of the Fund will indirectly own an undivided interest in all the Fund’s investments, the Fund will designate specific securities to specific financial institutions holding CRA Shares of the Fund  for CRA-qualifying purposes.  CRA Shares of the Fund are offered in a separate prospectus. Financial institutions holding CRA Shares of  the Fund are the only financial institutions for which the Fund will designate specific securities for CRA-qualifying purposes.

Investments are not typically designated as CRA-qualifying at the time of issuance by any governmental agency. Accordingly, the Advisor must evaluate whether each potential investment may be CRA-qualifying with respect to a specific financial institution shareholder. The final determinations that securities are CRA-qualifying are made by the federal and, where applicable, state bank supervisory agencies during their periodic examinations of financial institutions. There is no assurance that the agencies will concur with the Advisor’s evaluation of securities as CRA-qualifying. If the Advisor learns that a security acquired for CRA purposes is not likely to be deemed CRA-qualifying, for example due to a change in circumstances pertaining to the security, ordinarily the Fund would sell that security and attempt to acquire a replacement security that the Advisor deems CRA-qualifying.

2 On November 24, 2006, the OTS published a proposal to conform its CRA rules to those of the FRB, OCC, and FDIC. That proposal was pending as of the date of this prospectus.

In determining whether a particular investment is qualified, the Advisor will assess whether the investment has as its primary purpose community development. The Advisor will consider whether the investment: (1) provides affordable housing for LMI individuals; (2) provides community services targeted to LMI individuals; (3) funds activities that (a) finance businesses or farms that meet the size eligibility standards of the Small Business Administration’s Development Company or Small Business Investment Company programs or have annual revenues of $1 million or less and (b) promote economic development; or (4) funds activities that revitalize or stabilize LMI areas, designated disaster areas, or nonmetropolitan middle-income areas that have been designated as distressed or underserved by the institution’s primary regulator.

An activity may be deemed to promote economic development if it supports permanent job creation, retention, and/or improvement for persons who are currently LMI, or supports permanent job creation, retention, and/or improvement in LMI areas targeted for redevelopment by federal, state, local, or tribal governments. Activities that revitalize or stabilize an LMI geography are activities that help attract and retain businesses and residents. The Advisor maintains documentation, readily available to a financial institution or an examiner, supporting its determination that a security is a qualifying investment for CRA purposes.

There may be a time lag between sale of the Fund’s shares and the Fund’s acquisition of a significant volume of investments in a particular geographic area. The length of time will depend upon the depth of the market for CRA-qualified investments in the relevant areas. In some cases, the Advisor expects that CRA-qualified investments will be immediately available. In others, it may take weeks or months to acquire a significant volume of CRA-qualified investments in a particular area. The Advisor believes that investments in the Fund during these time periods will be considered CRA-qualified, provided the purpose of the Fund includes serving the investing institution’s assessment area(s) and the Fund is likely to achieve a significant volume of investments in the region after a reasonable period of time. As the Fund continues to operate, it may dispose of securities that were acquired for CRA-qualifying purposes, in which case the Advisor will normally attempt to acquire a replacement security that would be CRA-qualifying.

Investment Policies

Under normal circumstances, the Fund will invest primarily in securities which have a rating in the highest category assigned by a nationally recognized statistical rating organization (“Rating Agency”), for example, AAA by Standard & Poor’s Ratings Group and/or Aaa by Moody’s Investors Services, Inc., or which are deemed by the Advisor to be of comparable quality to securities so rated, or which are credit-enhanced by one or more entities with one of the above credit ratings.

The Fund may also invest up to 25% of its net assets in investment grade securities that are rated in the second or third highest rating categories assigned by a Rating Agency, or which are deemed by the Advisor to be of comparable quality to securities so rated, or which are credit-enhanced by one or more entities with one of the above credit ratings.

Under normal circumstances, the Fund will invest at least 90% of its net assets in CRA-qualifying securities. The Fund will provide shareholders at least 60 days’ notice prior to a change in this policy. Such securities would include single-family, multi-family and economic development loan-backed securities. As a result, the Fund will invest a significant amount of its assets in securities issued by the Federal National Mortgage Association (“Fannie Mae”), Federal Home Loan Mortgage Corporation (“Freddie Mac”), and Government National Mortgage Association (“Ginnie Mae”).

The Fund may invest a significant amount of its assets in taxable municipal bonds whose primary purpose is community development. The Fund may also invest in tax-exempt municipal securities.

The Fund may invest in certificates of deposit that are insured by the FDIC and are issued by financial institutions that are (1) certified as Community Development Financial Institutions or (2) minority- or women-owned and primarily lend or facilitate lending in LMI areas or to LMI individuals to promote community development. The Fund may also invest in certain securities issued by the Small Business Administration.

The Fund may temporarily hold investments that are not part of its principal investment strategy to try to avoid losses during unfavorable market conditions or pending the acquisition of investments believed to be CRA-qualified. These investments may include cash (which will not earn any income), money market instruments, debt securities issued or guaranteed by the U.S. Government or its agencies and repurchase agreements. This strategy could prevent the Fund from achieving its investment objective and could reduce the Fund’s return and affect its performance during a market upswing.

Disclosure of Portfolio Holdings

A description of the Fund’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Statement of Additional Information.

FUND INVESTMENTS

Ginnie Mae securities and U.S. Treasury bills, notes and bonds are direct obligations of the U.S. Government and are backed by the full faith and credit of the U.S. Government.

Fannie Mae and Freddie Mac securities are issued by U.S. Government-sponsored enterprises. These securities are neither issued nor guaranteed by the United States Treasury and therefore, are not backed by the full faith and credit of the U.S. Government.

Taxable municipal bonds are rated as to their creditworthiness by various Rating Agencies. The Fund will invest only in these securities if they conform to the credit qualifications described above under “INVESTMENT OBJECTIVE AND POLICIES - Investment Policies.”

The Fund may invest in mortgage-backed securities (“MBSs”), such as those issued by Ginnie Mae, Freddie Mac and Fannie Mae, which generally pay monthly payments consisting of both interest and principal. The value of MBSs are based on the underlying pools of mortgages that serve as the asset base for the securities. The value of MBSs will be significantly influenced by changes in interest rates because mortgage-backed pool valuations fluctuate with interest rate changes. Specifically, when interest rates decline, many borrowers refinance existing loans, resulting in principal prepayments which leads to early payment of the securities. Prepayment of an investment in MBSs can result in a loss to the Fund to the extent of any premium paid for MBSs. In addition, a decline in interest rates that leads to prepayment of MBSs may result in a reinvestment requirement at a time when the interest rate environment presents less attractive investment alternatives.

The Fund may also invest in Federal Housing Administration (“FHA”) project loans which are mortgage loans insured by the FHA and supported by the full faith and credit of the U.S. Government.

Certificates of deposit (“CDs”) are promissory notes issued by banks and other financial institutions for fixed periods of time at fixed rates of interest. The Fund may invest in CDs issued by Community Development Financial Institutions or other eligible depositories. Early withdrawal of CDs may result in penalties being assessed against the holder of the CD.

The Fund may invest in repurchase agreements with broker-dealers, banks and other financial institutions, provided that the Fund’s custodian always has possession of the securities serving as collateral for the repurchase agreements or has proper evidence of book entry receipt of said securities. In a repurchase agreement, the Fund purchases securities subject to the seller’s simultaneous agreement to repurchase those securities from the Fund at a specified time (usually one day) and price. The repurchase price reflects an agreed-upon interest rate during the time of investment. All repurchase agreements entered into by the Fund must be collateralized by U.S. Government securities, the market values of which equal or exceed 102% of the principal amount of the Fund’s investment. If an institution with whom the Fund has entered into a repurchase agreement enters insolvency proceedings, the resulting delay, if any, in the Fund’s ability to liquidate the securities serving as collateral could cause the Fund some loss if the securities declined in value prior to liquidation. To minimize the risk of such loss, the Fund will enter into repurchase agreements only with institutions and dealers the Advisor considers creditworthy under guidelines approved by the Fund’s Board of Trustees.

The Fund may also engage in reverse repurchase transactions in which the Fund sells its securities and simultaneously agrees to repurchase the securities at a specified time and price. Reverse repurchase transactions are considered to be borrowings by the Fund.

The Fund may purchase securities on a when-issued basis, and it may purchase or sell securities for delayed-delivery. These transactions occur when securities are purchased or sold by the Fund with payment and delivery taking place at some future date. The Fund may enter into such transactions when, in the Advisor’s opinion, doing so may secure an advantageous yield and/or price to the Fund that might otherwise be unavailable. The Fund has not established any limit on the percentage of assets it may commit to such transactions, but the Fund will maintain a segregated account with its custodian consisting of cash, cash equivalents, U.S. Government securities or other high-grade liquid debt securities in an amount equal to the aggregate fair market value of its commitments to such transactions. A risk of investing in this manner is that the yield or price obtained in a transaction may be less favorable than the yield or price available in the market when the security delivery takes place.

Securities purchased by the Fund may include variable rate instruments. Variable rate instruments provide for periodic adjustments in the interest rate. In the case of variable rate obligations with a demand feature, the Fund may demand payment of principal and accrued interest at a time specified in the instrument or may resell the instrument to a third party. In the event an issuer and the liquidity agent of a variable rate obligation defaulted on the payment obligation, the Fund might be unable to dispose of the note because of the absence of a secondary market and could, for this or other reasons, suffer a loss to the extent of the default.

The Fund also may invest in securities issued by other investment companies.

For further information concerning the Fund’s investment policies and restrictions, see “Investment Policies and Restrictions” in the Fund’s Statement of Additional Information.

RISK FACTORS

The following information supplements the information set forth in “RISK/RETURN SUMMARY - Principal Risks” and “FUND INVESTMENTS” above.

Obligations of U.S. Government agencies, authorities, instrumentalities and sponsored enterprises (such as Fannie Mae and Freddie Mac) have historically involved little risk of loss of principal if held to maturity. However, the maximum potential liability of the issuers of some of these securities may greatly exceed their current resources and no assurance can be given that the U.S. Government would provide financial support to any of these entities if it is not obligated to do so by law.

An investment in the Fund is not a deposit or obligation of, or insured or guaranteed by, any entity or person, including the U.S. Government and the FDIC. The Fund may be particularly appropriate for banks and other financial institutions that are subject to the CRA. The value of the Fund’s investments will vary from day-to-day, reflecting changes in market conditions, interest rates and other political and economic factors. There is no assurance that the Fund can achieve its investment objective, since all investments are inherently subject to market risk. There also can be no assurance that either the Fund’s investments or shares of the Fund will receive investment test credit under the CRA.

Changes in laws, regulations or the interpretation of laws and regulations could pose risks to the successful realization of the Fund’s investment objective. It is not known what changes, if any, will be made to the CRA over the life of the Fund. CRA regulations play an important part in influencing the readiness and capacities of financial institutions to originate CRA-qualifying securities. Changes in the CRA might impact upon Fund operations and might pose a risk to the successful realization of the Fund’s investment objective. In addition, any premiums paid for securities that comply with the CRA may result in reduced yields or returns to the Fund.

Many investments purchased by the Fund will have one or more forms of credit enhancement. An investor in a credit enhanced debt instrument typically relies upon the credit rating of the credit enhancer to evaluate an issue’s credit quality and appropriate pricing level. There can be no assurance that the credit rating of a public or private entity used as a credit enhancer on a Fund investment will remain unchanged over the period of the Fund’s ownership of that investment.

FEDERAL TAXES

The following is a summary of certain United States tax considerations relevant under current law, which may be subject to change in the future. You should consult your tax adviser for further information regarding federal, state, local and/or foreign tax consequences relevant to your specific situation.

The Fund contemplates distributing as dividends each year all or substantially all of its taxable income, including its net capital gain (the excess of net long-term capital gain over net short-term capital loss). You will be subject to federal income tax on Fund distributions regardless of whether they are paid in cash or reinvested in additional shares. Fund distributions attributable to short-term capital gains and net investment income are taxable to you as ordinary income. Distributions attributable to any excess of net long-term capital gain over short-term capital loss are generally taxable to you as long-term capital gains, regardless of how long you have held your shares. Under current provisions of the Internal Revenue Code (the “Code”), the maximum long-term capital gain rate applicable to individuals, estates and trusts is 15%. However, pursuant to a sunset provision, this rate will revert back to a prior version of these Code provisions for taxable years beginning in 2011.

Because the Fund will invest in debt securities and not in equity securities of corporations, Fund distributions will generally be taxable as ordinary income and will not be eligible for the favorable rates currently applicable to individuals for qualified dividends or for the corporate dividends received deduction for corporate shareholders.

Distributions from the Fund will generally be taxable to you in the taxable year in which they are paid, with one exception. Distributions declared by the Fund in October, November or December and paid in January of the following year are taxed as though they were paid on December 31.

You should note that if you purchase Fund shares just before a distribution, the purchase price will reflect the amount of the upcoming distribution, but you will be taxed on the entire amount of the distribution received, even though, as an economic matter, the distribution simply constitutes a return of capital. This is known as “buying into a dividend.”

You will generally recognize gain or loss on redemptions of Fund shares based on the difference between your redemption proceeds and your basis in the shares. Generally, you will recognize long-term capital gain or loss if you have held your Fund shares for over twelve months at the time you sell or exchange them. (To aid in computing your tax basis, you should retain your account statements for the periods during which you held shares.) Any loss realized on shares held for six months or less will be treated as a long-term capital loss to the extent of any capital gain dividends that were received on the shares. Additionally, any loss realized on a sale or redemption of shares of the Fund may be disallowed under “wash sale” rules to the extent the shares disposed of are replaced with other shares of the Fund within a period of 61 days beginning 30 days before and ending 30 days after the shares are disposed of, such as pursuant to a dividend reinvestment in shares of the Fund. If disallowed, the loss will be reflected in an adjustment to the basis of the shares acquired.

The Fund will be required in certain cases to withhold and remit to the Internal Revenue Service a percentage of taxable dividends or gross sale proceeds paid to any shareholder who (i) has failed to provide a correct tax identification number, (ii) is subject to back-up withholding by the Internal Revenue Service for failure to properly include on its return payments of taxable interest or dividends, or (iii) has failed to certify to the Fund that he, she or it is not subject to back-up withholding when required to do so or is an “exempt recipient.” The withholding rate is 28%.

Shareholders may also be subject to state and local taxes on distributions and redemptions. State income taxes may not apply however, to the portions of the Fund’s distributions, if any, that are attributable to interest on federal securities or interest on securities of the particular state or localities within the state.

The one major exception to the principals described above is that distributions on, and sales exchanges and redemptions of, shares held in an IRA (or other tax-qualified plan) will not be currently taxable.

More information about taxes is contained in the Statement of Additional Information.

PRICING OF FUND SHARES

The price of the Fund’s Institutional Shares is based on the net asset value (NAV) per share. The NAV per share is determined as of the close of regular trading (normally 4:00 p.m. Eastern time) every day when both the New York Stock Exchange and the Fund’s custodian are open for business (a “Business Day”). You can buy and sell Institutional Shares of the Fund on any Business Day. The Fund will not price its Institutional Shares on national holidays or other days when both the New York Stock Exchange and the Fund’s custodian are closed for trading. NAV per share for Institutional Shares is calculated by dividing the total value of the Fund’s assets attributable to Institutional Shares after subtracting liabilities attributable to Institutional Shares by the number of outstanding Institutional Shares. The Fund’s portfolio securities are valued at market value based on independent third party pricing. Securities for which quotations are not available and any other assets are valued at fair value as determined in good faith by the Advisor, subject to the review and supervision of the Fund’s Board of Trustees.

PURCHASING SHARES

Institutional Shares of the Fund are available for purchase by (1) corporations, partnerships, business trusts, pension and retirement plans, and other institutions and organizations acting on their own behalf or on behalf of customers or other beneficial owners, and (2) the Trustees and officers of the Trust. Institutional Shares of the Fund are not an appropriate investment for financial institutions seeking positive CRA consideration with respect to shares of the Fund owned by them.

If your order to buy Institutional Shares of the Fund is received and accepted by the Fund’s transfer agent by 4:00 p.m. (Eastern time) on a Business Day, the price you pay will be the NAV per share next determined. If your order to buy Institutional Shares of the Fund is received and accepted by the Fund’s transfer agent after 4:00 p.m. (Eastern time) on a Business Day or on a non-Business Day, the price you pay will be the NAV per share determined on the next Business Day. See “Purchases by Mail” and “Purchases by Wire Transfer” below.

The minimum initial investment for Institutional Shares of the Fund is $2,000,000. The Fund reserves the right in its discretion to vary or waive the minimum initial investment for any purchase. There is no minimum requirement for subsequent purchases.

Purchase Inquiries. If you are considering investing in the Fund, contact the Fund’s distributor toll-free at 866-202-3573. The distributor will provide information concerning your investment options and can provide all materials and procedures required to open an account. New accounts can be opened by wire transfer or through an exchange of securities. These options also are available to existing shareholders and are discussed further below.

Purchases by Mail. To purchase Institutional Shares by mail, complete an account application, including the name in which the account is registered and the account number. Mail the completed application and a check payable to The Community Reinvestment Act Qualified Investment Fund (CRA) to:

Regular Mail:	Overnight Mail:

The CRA Qualified Investment Fund P.O. Box 2175 Milwaukee, WI 53201-2175	The CRA Qualified Investment Fund 803 West Michigan Street, Suite A Milwaukee, WI 53233-2301

Initial share purchases must be accompanied by a completed new account application with signature(s) of authorized officer(s) and appropriate corporate resolutions or other evidence of authority. See “Purchase Inquiries” above. Checks are accepted subject to collection. If shares are purchased by check and redeemed within seven business days of purchase, the Fund may hold redemption proceeds until the purchase check has cleared, a period of up to fifteen days. Please specify that you want to invest in Institutional Shares of the Fund.

Purchases by Wire Transfer. You may purchase Institutional Shares by making a wire transfer of federal funds to the Fund’s distributor. You must include the full name in which your account is registered and the Fund account number, and should address the wire transfer as follows:

UMB Bank, N.A.
ABA # 101000695
For Credit to: The CRA Qualified Investment Fund
Acct. # 9871418510
For further credit (Your Name)
Acct. # (Your Acct. No.)
SSN or TIN

Before making an initial investment by wire transfer, you must forward a completed new account application with your taxpayer identification number and signature(s) of authorized officer(s) to the Fund (1) by fax to the Fund’s transfer agent at 414-299-2178 or (2) by mail to The CRA Qualified Investment Fund, P.O. Box 2175, Milwaukee, WI 53210-2175.

Your financial institution may charge you a fee for sending funds by wire.

You will receive a statement showing the number of Institutional Shares purchased, the NAV at which your shares were purchased, and the new balance of Institutional Shares owned each time you purchase Institutional Shares of the Fund. The Fund does not issue share certificates. All full and fractional shares will be carried on the books of the Fund.

All applications to purchase Institutional Shares of the Fund are subject to acceptance by authorized officers of the Fund and are not binding until accepted. The Fund reserves the right to reject purchase orders.

Exchange of Securities. The Fund may issue Institutional Shares in exchange for securities owned by an investor. The Fund will issue its Institutional Shares only in exchange for securities that the Advisor believes are CRA-qualified. To determine the number of Institutional Shares of the Fund that will be issued in the exchange, the investor’s securities will be valued at the mean between their bid and asked quotations, which differs from the method used for valuing the Fund’s portfolio securities. See “PRICING OF FUND SHARES” above. This method of valuing exchanged securities benefits both existing shareholders and the investor exchanging the securities (“Purchaser”). The Purchaser will receive a greater number of Institutional Shares by exchanging securities at the mean between the bid price and asked price than it would if it liquidated the securities at the lower bid price and then purchased Institutional Shares with the cash proceeds. This benefit may provide the Purchaser with an incentive to go through the additional procedures associated with an exchange. On the other hand, if the Fund purchased the same type of securities with cash, it would pay the higher asked price. In either case, the Fund must value the securities for purposes of determining the NAV per share in accordance with its valuation policies. See “PRICING OF FUND SHARES” above. Thus, the Purchaser benefits by receiving a greater number of Institutional Shares of the Fund while the existing shareholders benefit from the Fund’s acquisition of securities at a lower price than it would otherwise pay. In addition, both the Purchaser and the Fund avoid incurring any brokerage transaction costs.

To discuss arrangements for purchasing Institutional Shares of the Fund in exchange for your securities, contact the Advisor toll-free at 1-877-272-1977.

Customer Identification Program. Federal regulations may require the Fund to obtain your name, principal place of business, employer identification number (EIN) or other government-issued identification when you open an account. Additional information may be required in certain circumstances. Applications without such information may not be accepted. To the extent permitted by applicable law, the Fund reserves the right to (i) place limits on transactions in an investor’s account until the investor’s identity is verified; (ii) refuse an investment in the Fund, or (iii) involuntarily redeem an investor’s shares and close an account in the event that an investor’s identity is not verified.

REDEEMING SHARES

You may redeem your Institutional Shares in the Fund at any time and for any reason. Redemption requests received in good order by the Fund’s transfer agent on a Business Day by 4:00 p.m. Eastern time will be executed on the same day at that day’s closing NAV. Redemption requests received in good order by the Fund’s transfer agent on a non-Business Day or after 4:00 p.m. Eastern time on a Business Day will be executed the next Business Day, at that day’s closing NAV.

Redemptions by Mail. Send your written redemption request to The Community Reinvestment Act Qualified Investment Fund, P.O. Box 2175, Milwaukee, WI 53201-2174. To be in proper form, your redemption request must:

•	Specify your account number, Fund name and the number of shares or dollar amount to be redeemed, and where to send the proceeds;

•	Be signed by the authorized representative(s) exactly as their names appear on the account; and

•	Include a medallion signature guarantee if necessary (see below).

Redemptions by Telephone. You can redeem your Institutional Shares by calling the Fund’s distributor at 866-202-3573 unless you tell the Fund on the account application or in writing that you don’t want this privilege. If you have difficulty getting through to the Fund because of unusual market conditions, consider redeeming your shares by mail or wire.

If you redeem your shares by telephone, you may be responsible for any fraudulent telephone orders as long as the Fund has taken reasonable precautions to verify your identity, such as requesting information about the way in which your account is registered or about recent transactions in your account.

Redemptions by Wire Transfer. Notify the Fund’s distributor by telephone at 866-202-3573 or by wire that you wish to sell shares and have the sales proceeds wired to your account at any financial institution in the U.S. To be eligible to use this privilege, you must complete the appropriate section on the account application or notify the Fund in writing (with a signature guarantee as described below). Your sale proceeds must be more than $50,000.

Other Redemption Information. When redeeming your shares, you must have your signature medallion guaranteed if:

•	you’re selling shares worth more than $50,000;

•	you want the Fund to send your money to an address other than the address on your account;

•	you want the Fund to send your money to the address on your account that’s changed within the last 30 days; or

•	you want the Fund to made the check payable to someone else.

Your signature must be medallion signature guaranteed by a bank that’s a member of the FDIC, a trust company, a member firm of a national securities exchange or any other eligible institution. A notarized signature is not sufficient.

The Fund will not process a redemption request unless it has received a completed new account application and other documentation described in “PURCHASING SHARES - Purchases by Mail” and “PURCHASING SHARES - Purchases by Wire Transfer” above. Further documentation may be requested to evidence the authority of the person or entity making the redemption request.

When you redeem your Institutional Shares, they may be worth more or less than you paid for them, depending upon the value of the Fund’s portfolio securities at the time of redemption.

Payment for Institutional Shares redeemed is made within seven days after receipt by the Fund of a request for redemption in proper form. The Fund will normally pay redemption proceeds in cash but reserves the right to deliver securities owned by the Fund instead of cash. The Fund reserves the right to suspend or postpone redemptions during any period when (a) trading on any of the major U.S. stock exchanges is restricted, as determined by the Securities and Exchange Commission (“SEC”), or when the major exchanges are closed for other than customary weekend and holiday closings, (b) the SEC has by order permitted such suspension, or (c) an emergency, as determined by the SEC, exists making disposal of portfolio securities or valuation of net assets of the Fund not reasonably practicable. The Fund may redeem all Institutional Shares held by a shareholder whose account value is less than the minimum initial investment as a result of redemptions.

Policy to Deter Market Timing

In accordance with the policy adopted by the Board of Trustees, the Fund discourages mutual fund market timing and requires the Fund’s service providers to maintain adequate procedures designed to provide reasonable assurance that market timing activity will be identified and terminated. Mutual fund market timing involves the purchase and sale of shares of mutual funds within short periods of time with the intention of capturing short-term profits resulting from market volatility. Market timing may disrupt portfolio management strategies, harm the performance of the Fund, dilute the value of shares of the Fund and increase brokerage and administrative costs.

Pursuant to this policy, which applies to all accounts investing in the Fund, the Fund’s service providers are specifically prohibited from knowingly opening accounts for the purpose of market timing in the Fund, entering client trades for the purpose of market timing, processing exchanges or switches for the purpose of market timing and assisting a shareholder in commingling multiple clients’ funds in an omnibus account for the purpose of mutual fund market timing.

The Fund’s Chief Compliance Officer shall report any suspected market timing activity in the Trust promptly to the Board. There is no assurance that the Fund will be able to identify market timers, particularly if they are investing through intermediaries. The Fund reserves the right, in its sole discretion, to reject purchase orders when, in the judgment of management, such rejection is in the best interest of the Fund and its shareholders.

DIVIDENDS AND DISTRIBUTIONS

The Fund intends to declare and pay dividends from net investment income monthly. The Fund intends to make distributions of capital gains, if any, at least annually, usually in December. Dividends and distributions are reinvested in additional Institutional Shares unless you indicate in the account application or otherwise in writing that you want to have dividends and distributions paid in cash.

INVESTMENT ADVISOR

Community Capital Management, Inc. (formerly known as CRAFund Advisors, Inc.) is a registered investment adviser founded in November 1998, with headquarters at 1830 Main Street, Suite 204, Weston, Florida 33326.

The Advisor was organized to provide investment advice to the Fund. It currently does not advise other regulated investment companies.

Barbara VanScoy serves as Senior Portfolio Manager of the Fund. She has been a Principal of the Advisor and its Director of Research since the Fund commenced operations on August 30, 1999. As Senior Portfolio Manager, she is responsible for asset selection and compliance with portfolio objectives. Ms. VanScoy has 15 years experience in fixed-income securities.

Alyssa Greenspan, CFA, serves as Portfolio Manager of the Fund. She is responsible for asset allocation and performance reporting. Ms. Greenspan has been with the Advisor for over three years. Prior to joining the Advisor, Ms. Greenspan was a senior analyst at Gomez, Inc. in Waltham, Massachusetts.

Michelle Rogers serves as Portfolio Manager for the Fund. She is responsible for securities transactions and cash management. Ms. Rogers has been with the Advisor for over three years. Prior to joining the Advisor, Ms. Rogers was a Fixed Income Specialist at Wachovia Securities.

For more information about the Portfolio Managers’ compensation, other accounts managed by the Portfolio Managers and the Portfolio Managers’ ownership of securities in the Fund, see the Statement of Additional Information.

Under the terms of an investment advisory agreement, the Advisor, subject to the supervision of the Fund’s Board of Trustees, will manage the investment operations of the Fund in accordance with the Fund’s investment policies. For the fiscal year ended May 31, 2006, the Advisor received a fee of 0.50% of the Fund’s average daily net assets. For the same period, the Advisor did not waive advisory fees.

The Advisor may pay compensation from time to time, out of its assets and not as an additional charge to the Fund, to certain institutions and other persons in connection with the sale, distribution and/or servicing of Institutional Shares of the Fund.

A discussion regarding the basis for the Board of Trustees’ most recent approval of the Fund’s investment advisory agreement with the Advisor is available in the Annual Report to Shareholders dated May 31, 2006.

FINANCIAL HIGHLIGHTS

Institutional Shares of the Fund were not offered to investors prior to the date of this prospectus. The financial highlights table presented below will help you understand the financial performance of CRA Shares of the Fund for the six-month period ended November 30, 2006 and the past five fiscal years and are intended to provide you with a long-term perspective as to the Fund’s financial history. Certain information reflects the financial results for a single CRA Share in the Fund. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in CRA Shares of the Fund assuming reinvestment of all dividends and distributions. The information for the six-month period ended November 30, 2006 is unaudited. The information for the fiscal years ended May 31, 2006, 2005, 2004 and 2003 have been audited by Grant Thornton LLP, the Fund’s independent registered public accounting firm whose report, along with the Fund’s financial statements, is included in the Fund’s Annual Report to Shareholders and is incorporated by reference into the Statement of Additional Information (the “SAI”). The Fund’s Annual and Semi-Annual Reports and SAI are available free of charge upon request. The information for the fiscal year ended May 31, 2002 was audited by the Fund’s former auditors.

The Community Reinvestment Act
Qualified Investment Fund
(For a share outstanding throughout each period)

	For the Six-Month Period Ended November 30, 2006 (Unaudited) (b)	For the Fiscal Year Ended May 31, 2006	For the Fiscal Year Ended May 31, 2005	For the Fiscal Year Ended May 31, 2004	For the Fiscal Year Ended May 31, 2003	For the Fiscal Year Ended May 31, 2002
Net Asset Value, Beginning of Period	$10.21	$10.75	$10.49	$11.14	$10.39	$10.24
Investment Operations: Net investment income (a)	0.23	0.43	0.39	0.39	0.48	0.53
Net realized and unrealized gain (loss) on investments	0.33	(0.54)	0.26	(0.56)	0.75	0.19
Total from investment operations	0.56	(0.11)	0.65	(0.17)	1.23	0.72
Distributions from:
Net investment income	(0.23)	(0.43)	(0.39)	(0.39)	(0.48)	(0.53)
Realized capital gains	-	-	-	(0.09)	-	(0.04)
Total distributions	(0.23)	(0.43)	(0.39)	(0.48)	(0.48)	(0.57)
Net Asset Value, End of Period	$10.54	$10.21	$10.75	$10.49	$11.14	$10.39

Total Return	5.54%	(1.07)%	6.25%	(1.61)%	12.11%	7.12%
Ratios/Supplemental Data
Net assets, end of period (in 000’s)	$721,335	$648,678	$619,986	$466,759	$308,092	$171,193
Ratio of expenses to average net assets:
Before advisory fee waiver	0.95%	0.95%	0.96%	0.99%	1.02%	1.25%
After advisory fee waiver	0.95%	0.95%	0.96%	0.99%	1.00%	1.00%
Ratio of net investment income to average net assets:
Before advisory fee waiver	4.46%	4.09%	3.66%	3.65%	4.48%	5.04%
After advisory fee waiver	4.46%	4.09%	3.66%	3.65%	4.50%	5.29%
Portfolio turnover rate	18.98%	48.89%	50.46%	54.04%	70.60%	104.65%

(a)	Based on the average daily number of shares outstanding during the period.

(b)	Ratios have been annualized. Total return and portfolio turnover rate have not been annualized.

SERVICE PROVIDERS

Investment Advisor:
Community Capital Management, Inc.
1830 Main Street, Suite 204
Weston, Florida 33326

Administrator:
SEI Investments Global Funds Services
One Freedom Valley Drive
Oaks, PA 19456

Legal Counsel:
Drinker Biddle & Reath LLP
18th and Cherry Streets
Philadelphia, PA 19103-6996

Independent Registered Public Accounting Firm:
Grant Thornton LLP
60 Broad Street
New York, NY 10004

Custodian:
U.S. Bank National Association
50 South 16th Street
Suite 2000
20th Floor
EX-PA-WBSP
Philadelphia, PA 19102

WHERE TO FIND MORE INFORMATION

You will find more information about the Fund in the following documents:

Annual and semi-annual reports
The Fund’s annual and semi-annual reports contain more information about the Fund. In the Fund’s annual report, you will find a discussion about the market conditions and investment strategies that had a significant effect on the Fund’s performance during its last fiscal year.

Statement of Additional Information (SAI)
The SAI contains detailed information about the Fund and its policies. By law, it is incorporated by reference into (considered to be part of) this prospectus.

You can get a free copy of these documents, request other information about the Fund and make shareholder inquiries by calling the Advisor toll-free at 1-877-272-1977 or writing to:

The Community Reinvestment Act Qualified Investment Fund
c/o Community Capital Management, Inc.
1830 Main Street, Suite 204
Weston, FL 33326

or on the Internet at www.CRAFUND.com

You can write to the Securities and Exchange Commission (“SEC”) Public Reference Section and ask them to mail you information about the Fund, including the SAI. The SEC will charge you a duplicating fee for this service. You can also visit the Public Reference Room to review and copy the documents. For information about the operation of the Public Reference Room, call the SEC.

Public Reference Section of the SEC
Washington, DC 20549-0102
202-942-8090

Reports and other information about the Fund are also available on the SEC’s Edgar database at http://www.sec.gov. Copies of this information may also be obtained, after paying a duplicating fee, by electronic request to the SEC’s e-mail address at publicinfo@sec.gov

The Fund’s Investment Company Act File No. is 811-09221.

THE COMMUNITY
REINVESTMENT ACT
QUALIFIED INVESTMENT FUND
(THE “FUND”)

The Fund’s investment objective is to provide (1) a high level of current income consistent with the preservation of capital and (2) investments that will be deemed to be qualified under the Community Reinvestment Act of 1977.

PROSPECTUS March __, 2007

RETAIL SHARES

The Securities and Exchange Commission has not approved or disapproved the Fund’s securities or determined if this prospectus is accurate or complete. It is a criminal offense to state otherwise.

Page

RISK/RETURN SUMMARY	3
Investment Objective	3
Principal Investment Strategy	3
Principal Risks	3
Performance Information	4
Fees and Expenses	6
INVESTMENT OBJECTIVE AND POLICIES	7
Investment Objective	7
Principal Investment Strategy	7
Community Reinvestment Act of 1977	7
Investment Policies	10
Disclosure of Portfolio Holdings	11
FUND INVESTMENTS	11
RISK FACTORS	13
FEDERAL TAXES	13
PRICING OF FUND SHARES	15
PURCHASING SHARES	15
Purchases Through a Financial Adviser	16
Direct Purchases	16
Purchases by Mail	16
Purchases by Wire Transfer	17
Exchange of Securities	17
Customer Identification Program	18
REDEEMING SHARES	18
Redemptions by Mail	18
Redemptions by Telephone	18
Redemptions by Wire Transfer	19
Other Redemption Information	19
Policy to Deter Market Timing	20
DIVIDENDS AND DISTRIBUTIONS	20
INVESTMENT ADVISOR	20
DISTRIBUTION PLAN AND SERVICES PLAN	21

Page

FINANCIAL HIGHLIGHTS	22
SERVICE PROVIDERS	24
WHERE TO FIND MORE INFORMATION	BACK COVER
ANNUAL AND SEMI-ANNUAL REPORTS	BACK COVER
STATEMENT OF ADDITIONAL INFORMATION	BACK COVER

RISK/RETURN SUMMARY

Investment Objective

The Fund’s investment objective is to provide (1) a high level of current income consistent with the preservation of capital and (2) investments that will be deemed to be qualified under the Community Reinvestment Act of 1977, as amended (the “CRA”).

Principal Investment Strategy

The Fund’s principal investment strategy is to invest in debt securities that will cause shares of the Fund to be deemed to be qualified under the CRA, so that financial institutions that are subject to the CRA may receive investment test or similar credit under the CRA with respect to shares of the Fund held by them.

Principal Risks

The Fund’s investment adviser, Community Capital Management, Inc. (formerly known as CRAFund Advisors, Inc.) (the “Advisor”), believes that shares of the Fund will be deemed qualified investments under the CRA and will cause financial institutions to receive CRA credit with respect to shares of the Fund owned by them. The Fund’s goal of holding securities that will allow shares of the Fund to be deemed qualified under the CRA will cause the Advisor to take this factor into account in determining which securities the Fund will purchase and sell. Accordingly, portfolio decisions will not be exclusively based on the investment characteristics of the securities, which may or may not have an adverse effect on the Fund’s investment performance. For example, the Fund may hold short-term investments that produce relatively low yields pending the selection of long-term investments believed to be CRA-qualified. In addition, the Fund may sell securities for CRA purposes at times when such sales may not be desirable for investment purposes. Such sales could occur, for example, if a financial institution redeems its shares of the Fund, or if investments that have been designated to specific shareholders for CRA-qualifying purposes are ultimately determined not to be, or to have ceased to be, CRA-qualifying. See “INVESTMENT OBJECTIVE AND POLICIES - Community Reinvestment Act of 1977.”

Generally, the prices of fixed-income debt securities tend to move in the opposite direction of interest rates. When rates are rising, the prices of debt securities tend to fall. When rates are falling, the prices of debt securities tend to rise.

The value of debt securities also depends on the ability of issuers to make principal and interest payments. If an issuer cannot meet its payment obligations or if its credit rating is lowered, the value of its debt securities will fall. The ability of a state or local government issuer to make payments can be affected by many factors, including economic conditions, the flow of tax revenues and changes in the level of federal, state or local aid. Some municipal obligations are payable only from limited revenue sources or by private entities.

Prepayments of principal on mortgage-backed securities may tend to increase due to refinancing of mortgages as interest rates decline. When this occurs, the Fund may lose a portion of its principal investment to the extent the Fund paid any premium for a security. In addition, the Fund’s yield may be affected by reinvestment of prepayments at lower rates than the original investment.

The Fund is a non-diversified investment company. Compared to a diversified investment company, the Fund may invest a greater percentage of its assets in the securities of a particular issuer. A change in value of such securities will affect the value of the Fund’s portfolio more than it would affect a diversified investment company.

The Fund may sell securities that it has held for less than one year. When it does so, the Fund may realize short-term capital gains, which are taxed at higher rates than long-term capital gains.

All mutual funds are affected by changes in the economy and swings in investment markets. You could lose money if the Fund’s investments fall in value.

Performance Information

The following bar chart and table provide an indication of the risks of investing in the Fund by showing: a) changes in the performance of the Fund from year to year; and b) how the average annual returns for the Fund compare to those of a broad-based securities market index.

The bar chart and performance table assume reinvestment of dividends and distributions. The Fund’s past performance, before and after taxes, does not necessarily indicate how the Fund will perform in the future. Performance reflects fee waivers in effect. If these fee waivers were not in place, the Fund’s performance would be reduced.

No performance information is presented for Retail Shares of the Fund because they were not offered by the Fund prior to the date of this prospectus. The returns shown below are for CRA Shares of the Fund, which are offered in a separate prospectus. CRA Shares and Retail Shares should have returns that are substantially the same because they represent interests in the same portfolio of securities and differ only to the extent that they bear different expenses.

The bar chart shows changes in the performance of the Fund’s CRA Shares from year to year.

Year-by-year total return as of December 31

Bar Chart
2000	2001	2002	2003	2004	2005	2006
10.67%	6.15%	10.60%	2.66%	3.86%	2.14%	3.58%

Best Quarter:	Q3	9/2002	5.80%
Worst Quarter:	Q2	6/2004	-2.00%

The table shows the average annual total returns for the Fund’s CRA Shares for the periods ended December 31, 2006 as compared to a broad-based securities market index. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Average Annual Total Return as of 12/31/06
CRA Shares	One Year	Five Years	Since Inception (August 30, 1999)
Returns Before Taxes	3.58%	4.53%	5.33%
Returns After Taxes on Distributions	2.01%	3.16%	3.67%
Returns After Taxes on Distributions and Sale of Fund Shares	2.58%	3.13%	3.60%
The Lehman Brothers U.S. Aggregate Index (reflects no deduction for fees, expenses or taxes)	4.33%	5.06%	6.29%

The Lehman Brothers U.S. Aggregate Index (formerly known as the Lehman Brothers Aggregate Bond Index) represents an unmanaged diversified portfolio of fixed-income securities, including U.S. Treasuries, investment-grade corporate bonds, and mortgage-backed and asset-backed securities.

Fees and Expenses

This table describes the fees and expenses you may pay if you buy and hold Retail Shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

Retail Shares
Maximum Sales Charge (Load) Imposed on Purchases	NONE
Maximum Deferred Sales Charge (Load)	NONE
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	NONE
Redemption Fee (as a percentage of amount redeemed)	NONE
Exchange Fee	NONE

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

Retail Shares
Management Fees	0.40%
Distribution (12b-1) Fees[1]	0.25%
Other Expenses[2]	0.30%
Acquired Fund Fees and Expenses[3]	0.01%
Total Annual Fund Operating Expenses[4]	0.96%

[1]
If you hold your Retail Shares for a substantial period of time, distribution fees may total more than the economic equivalent of the maximum front-end sales charge currently allowed by the Conduct Rules of the National Association of Securities Dealers, Inc.

[2]
“Other Expenses” include without limitation custody, accounting, transfer agency, shareholder servicing and administration fees. The Fund may pay shareholder servicing fees up to a maximum of 0.50% of the Fund’s average daily net assets attributable to Retail Shares (comprised of up to 0.25% for shareholder liaison services and up to 0.25% for administrative support services), but will limit such fees to an aggregate fee of not more than 0.10% through May 31, 2008.

[3]
“Acquired Fund” means any investment company in which the Fund invests or has invested during the period. The Total Annual Fund Operating Expenses will not correlate to the Fund’s ratio of expenses to average net assets, which reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses. The Fund calculates the Acquired Funds’ expenses using the net expense ratios reported in the Acquired Funds’ most recent shareholder reports.

[4]
The Advisor has contractually agreed to waive fees and reimburse expenses until May 31, 2008 so that Total Annual Fund Operating Expenses (excluding Acquired Fund Fees and Expenses) will not exceed 1.00% of the Fund’s average daily net assets attributable to Retail Shares. The Advisor may not recoup waived fees and reimbursed expenses.

Example: This example is intended to help you compare the costs of investing in Retail Shares of the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in Retail Shares the Fund for the time periods indicated and then redeem all your Retail Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$98	$306	$531	$1,178

INVESTMENT OBJECTIVE AND POLICIES

Investment Objective

The Fund’s investment objective is to provide (1) a high level of current income consistent with the preservation of capital and (2) investments that will be deemed to be qualified under the CRA. The Fund’s Board of Trustees may change the investment objective without shareholder approval.

Principal Investment Strategy

The Fund’s principal investment strategy is to invest in debt securities that will cause shares of the Fund to be qualified under the CRA, so that financial institutions that are subject to the CRA may receive investment test or similar credit under the CRA with respect to shares of the Fund held by them. The Advisor believes that securities held by the Fund will provide returns that are competitive with those of similar securities that are not CRA-qualified.

Community Reinvestment Act of 1977

The CRA requires the four federal bank supervisory agencies, the Federal Reserve Board (“FRB”), the Office of the Comptroller of the Currency (“OCC”), the Federal Deposit Insurance Corporation (“FDIC”), and the Office of Thrift Supervision (“OTS”) to encourage most FDIC-insured financial institutions to help meet the credit needs of their local communities, including low- and moderate-income (“LMI”) neighborhoods. Each agency has promulgated rules for evaluating and rating an institution’s CRA performance which, as the following summary indicates, vary according to an institution’s asset size.1

1 An institution’s CRA performance can also be adversely affected by evidence of discriminatory credit practices regardless of its asset size.

Retail Institutions Primarily Supervised by the FRB, OCC, or FDIC

•
Large Banks -- Institutions with assets of $1.033 billion or more receive an overall CRA rating based on their performance on three tests: lending, investment, and service. The investment and service tests each comprise 25 percent of a Large Bank’s overall CRA rating.

•
Intermediate Small Banks -- Institutions with assets of at least $258 million and less than $1.033 billion receive an overall CRA grade based on their performance on two tests: lending and community development. The community development test considers an Intermediate Small Bank’s qualified investment, community development loan, and community development service activities.

•	Small Banks -- Institutions with assets of less than $258 million are subject only to a lending test but can use qualified investments to enhance their overall rating.

The above dollar figures, effective January 1, 2007, are annually adjusted based on the Consumer Price Index for Urban Wage Earners and Clerical Workers.

Retail Institutions Primarily Supervised by the OTS2

•
Large Savings Associations -- Institutions with assets of $1 billion or more ordinarily receive an overall CRA rating based on their performance on three tests: lending, investment, and service. The investment and service tests each comprise 25 percent of a Large Savings Association’s overall CRA rating. Alternatively, a Large Savings Association may elect alternative weights for the lending, investment, and service tests, so long as the lending test receives a weight of no less than 50 percent.

•	Small Savings Associations -- Institutions with assets of less than $1 billion are subject only to a lending test but can use qualified investments to enhance their overall rating.

Wholesale or Limited Purpose Institutions—All Supervisory Agencies

Institutions that are designated by their primary regulator as limited purpose or wholesale for CRA purposes can elect to be evaluated partially or totally on their qualified investment performance.

2 On November 24, 2006, the OTS published a proposal to conform its CRA rules to those of the FRB, OCC, and FDIC. That proposal was pending as of the date of this prospectus.

CRA Qualified Investments

In most cases, qualified investments are required to be responsive to the community development needs of a financial institution’s delineated CRA assessment area or a broader statewide or regional area that includes the institution’s assessment area. For an institution to receive CRA credit with respect to the Fund’s shares, the Fund must hold CRA-qualifying investments that relate to the institution’s assessment area. Institutions that have been designated by their regulators as “wholesale” or “limited purpose” under the CRA may receive credit for qualified investments wholly outside of their assessment area, provided they have otherwise adequately addressed their assessment area needs. Although each shareholder of the Fund will indirectly own an undivided interest in all the Fund’s investments, the Fund will designate specific securities to specific financial institutions holding CRA Shares of the Fund for CRA-qualifying purposes. CRA Shares of the Fund are offered in a separate prospectus. Financial institutions holding CRA Shares of  the Fund are the only financial institutions for which the Fund will designate specific securities for CRA-qualifying purposes.

Investments are not typically designated as CRA-qualifying at the time of issuance by any governmental agency. Accordingly, the Advisor must evaluate whether each potential investment may be CRA-qualifying with respect to a specific financial institution shareholder. The final determinations that securities are CRA-qualifying are made by the federal and, where applicable, state bank supervisory agencies during their periodic examinations of financial institutions. There is no assurance that the agencies will concur with the Advisor’s evaluation of securities as CRA-qualifying. If the Advisor learns that a security acquired for CRA purposes is not likely to be deemed CRA-qualifying, for example due to a change in circumstances pertaining to the security, ordinarily the Fund would sell that security and attempt to acquire a replacement security that the Advisor deems CRA-qualifying.

In determining whether a particular investment is qualified, the Advisor will assess whether the investment has as its primary purpose community development. The Advisor will consider whether the investment: (1) provides affordable housing for LMI individuals; (2) provides community services targeted to LMI individuals; (3) funds activities that (a) finance businesses or farms that meet the size eligibility standards of the Small Business Administration’s Development Company or Small Business Investment Company programs or have annual revenues of $1 million or less and (b) promote economic development; or (4) funds activities that revitalize or stabilize LMI areas, designated disaster areas, or nonmetropolitan middle-income areas that have been designated as distressed or underserved by the institution’s primary regulator.

An activity may be deemed to promote economic development if it supports permanent job creation, retention, and/or improvement for persons who are currently LMI, or supports permanent job creation, retention, and/or improvement in LMI areas targeted for redevelopment by federal, state, local, or tribal governments. Activities that revitalize or stabilize an LMI geography are activities that help attract and retain businesses and residents. The Advisor maintains documentation, readily available to a financial institution or an examiner, supporting its determination that a security is a qualifying investment for CRA purposes.

There may be a time lag between sale of the Fund’s shares and the Fund’s acquisition of a significant volume of investments in a particular geographic area. The length of time will depend upon the depth of the market for CRA-qualified investments in the relevant areas. In some cases, the Advisor expects that CRA-qualified investments will be immediately available. In others, it may take weeks or months to acquire a significant volume of CRA-qualified investments in a particular area. The Advisor believes that investments in the Fund during these time periods will be considered CRA-qualified, provided the purpose of the Fund includes serving the investing institution’s assessment area(s) and the Fund is likely to achieve a significant volume of investments in the region after a reasonable period of time. As the Fund continues to operate, it may dispose of securities that were acquired for CRA-qualifying purposes, in which case the Advisor will normally attempt to acquire a replacement security that would be CRA-qualifying.

Investment Policies

Under normal circumstances, the Fund will invest primarily in securities which have a rating in the highest category assigned by a nationally recognized statistical rating organization (“Rating Agency”), for example, AAA by Standard & Poor’s Ratings Group and/or Aaa by Moody’s Investors Services, Inc., or which are deemed by the Advisor to be of comparable quality to securities so rated, or which are credit-enhanced by one or more entities with one of the above credit ratings.

The Fund may also invest up to 25% of its net assets in investment grade securities that are rated in the second or third highest rating categories assigned by a Rating Agency, or which are deemed by the Advisor to be of comparable quality to securities so rated, or which are credit-enhanced by one or more entities with one of the above credit ratings.

Under normal circumstances, the Fund will invest at least 90% of its net assets in CRA-qualifying securities. The Fund will provide shareholders at least 60 days’ notice prior to a change in this policy. Such securities would include single-family, multi-family and economic development loan-backed securities. As a result, the Fund will invest a significant amount of its assets in securities issued by the Federal National Mortgage Association (“Fannie Mae”), Federal Home Loan Mortgage Corporation (“Freddie Mac”), and Government National Mortgage Association (“Ginnie Mae”).

The Fund may invest a significant amount of its assets in taxable municipal bonds whose primary purpose is community development. The Fund may also invest in tax-exempt municipal securities.

The Fund may invest in certificates of deposit that are insured by the FDIC and are issued by financial institutions that are (1) certified as Community Development Financial Institutions or (2) minority- or women-owned and primarily lend or facilitate lending in LMI areas or to LMI individuals to promote community development. The Fund may also invest in certain securities issued by the Small Business Administration.

The Fund may temporarily hold investments that are not part of its principal investment strategy to try to avoid losses during unfavorable market conditions or pending the acquisition of investments believed to be CRA-qualified. These investments may include cash (which will not earn any income), money market instruments, debt securities issued or guaranteed by the U.S. Government or its agencies and repurchase agreements. This strategy could prevent the Fund from achieving its investment objective and could reduce the Fund’s return and affect its performance during a market upswing.

Disclosure of Portfolio Holdings

A description of the Fund’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Statement of Additional Information.

FUND INVESTMENTS

Ginnie Mae securities and U.S. Treasury bills, notes and bonds are direct obligations of the U.S. Government and are backed by the full faith and credit of the U.S. Government.

Fannie Mae and Freddie Mac securities are issued by U.S. Government-sponsored enterprises. These securities are neither issued nor guaranteed by the United States Treasury and therefore, are not backed by the full faith and credit of the U.S. Government.

Taxable municipal bonds are rated as to their creditworthiness by various Rating Agencies. The Fund will invest only in these securities if they conform to the credit qualifications described above under “INVESTMENT OBJECTIVE AND POLICIES - Investment Policies.”

The Fund may invest in mortgage-backed securities (“MBSs”), such as those issued by Ginnie Mae, Freddie Mac and Fannie Mae, which generally pay monthly payments consisting of both interest and principal. The value of MBSs are based on the underlying pools of mortgages that serve as the asset base for the securities. The value of MBSs will be significantly influenced by changes in interest rates because mortgage-backed pool valuations fluctuate with interest rate changes. Specifically, when interest rates decline, many borrowers refinance existing loans, resulting in principal prepayments which leads to early payment of the securities. Prepayment of an investment in MBSs can result in a loss to the Fund to the extent of any premium paid for MBSs. In addition, a decline in interest rates that leads to prepayment of MBSs may result in a reinvestment requirement at a time when the interest rate environment presents less attractive investment alternatives.

The Fund may also invest in Federal Housing Administration (“FHA”) project loans which are mortgage loans insured by the FHA and supported by the full faith and credit of the U.S. Government.

Certificates of deposit (“CDs”) are promissory notes issued by banks and other financial institutions for fixed periods of time at fixed rates of interest. The Fund may invest in CDs issued by Community Development Financial Institutions or other eligible depositories. Early withdrawal of CDs may result in penalties being assessed against the holder of the CD.

The Fund may invest in repurchase agreements with broker-dealers, banks and other financial institutions, provided that the Fund’s custodian always has possession of the securities serving as collateral for the repurchase agreements or has proper evidence of book entry receipt of said securities. In a repurchase agreement, the Fund purchases securities subject to the seller’s simultaneous agreement to repurchase those securities from the Fund at a specified time (usually one day) and price. The repurchase price reflects an agreed-upon interest rate during the time of investment. All repurchase agreements entered into by the Fund must be collateralized by U.S. Government securities, the market values of which equal or exceed 102% of the principal amount of the Fund’s investment. If an institution with whom the Fund has entered into a repurchase agreement enters insolvency proceedings, the resulting delay, if any, in the Fund’s ability to liquidate the securities serving as collateral could cause the Fund some loss if the securities declined in value prior to liquidation. To minimize the risk of such loss, the Fund will enter into repurchase agreements only with institutions and dealers the Advisor considers creditworthy under guidelines approved by the Fund’s Board of Trustees.

The Fund may also engage in reverse repurchase transactions in which the Fund sells its securities and simultaneously agrees to repurchase the securities at a specified time and price. Reverse repurchase transactions are considered to be borrowings by the Fund.

The Fund may purchase securities on a when-issued basis, and it may purchase or sell securities for delayed-delivery. These transactions occur when securities are purchased or sold by the Fund with payment and delivery taking place at some future date. The Fund may enter into such transactions when, in the Advisor’s opinion, doing so may secure an advantageous yield and/or price to the Fund that might otherwise be unavailable. The Fund has not established any limit on the percentage of assets it may commit to such transactions, but the Fund will maintain a segregated account with its custodian consisting of cash, cash equivalents, U.S. Government securities or other high-grade liquid debt securities in an amount equal to the aggregate fair market value of its commitments to such transactions. A risk of investing in this manner is that the yield or price obtained in a transaction may be less favorable than the yield or price available in the market when the security delivery takes place.

Securities purchased by the Fund may include variable rate instruments. Variable rate instruments provide for periodic adjustments in the interest rate. In the case of variable rate obligations with a demand feature, the Fund may demand payment of principal and accrued interest at a time specified in the instrument or may resell the instrument to a third party. In the event an issuer and the liquidity agent of a variable rate obligation defaulted on the payment obligation, the Fund might be unable to dispose of the note because of the absence of a secondary market and could, for this or other reasons, suffer a loss to the extent of the default.

The Fund also may invest in securities issued by other investment companies.

For further information concerning the Fund’s investment policies and restrictions, see “Investment Policies and Restrictions” in the Fund’s Statement of Additional Information.

RISK FACTORS

The following information supplements the information set forth in “RISK/RETURN SUMMARY - Principal Risks” and “FUND INVESTMENTS” above.

Obligations of U.S. Government agencies, authorities, instrumentalities and sponsored enterprises (such as Fannie Mae and Freddie Mac) have historically involved little risk of loss of principal if held to maturity. However, the maximum potential liability of the issuers of some of these securities may greatly exceed their current resources and no assurance can be given that the U.S. Government would provide financial support to any of these entities if it is not obligated to do so by law.

An investment in the Fund is not a deposit or obligation of, or insured or guaranteed by, any entity or person, including the U.S. Government and the FDIC. The Fund may be particularly appropriate for banks and other financial institutions that are subject to the CRA. The value of the Fund’s investments will vary from day-to-day, reflecting changes in market conditions, interest rates and other political and economic factors. There is no assurance that the Fund can achieve its investment objective, since all investments are inherently subject to market risk. There also can be no assurance that either the Fund’s investments or shares of the Fund will receive investment test credit under the CRA.

Changes in laws, regulations or the interpretation of laws and regulations could pose risks to the successful realization of the Fund’s investment objective. It is not known what changes, if any, will be made to the CRA over the life of the Fund. CRA regulations play an important part in influencing the readiness and capacities of financial institutions to originate CRA-qualifying securities. Changes in the CRA might impact upon Fund operations and might pose a risk to the successful realization of the Fund’s investment objective. In addition, any premiums paid for securities that comply with the CRA may result in reduced yields or returns to the Fund.

Many investments purchased by the Fund will have one or more forms of credit enhancement. An investor in a credit enhanced debt instrument typically relies upon the credit rating of the credit enhancer to evaluate an issue’s credit quality and appropriate pricing level. There can be no assurance that the credit rating of a public or private entity used as a credit enhancer on a Fund investment will remain unchanged over the period of the Fund’s ownership of that investment.

FEDERAL TAXES

The following is a summary of certain United States tax considerations relevant under current law, which may be subject to change in the future. You should consult your tax adviser for further information regarding federal, state, local and/or foreign tax consequences relevant to your specific situation.

The Fund contemplates distributing as dividends each year all or substantially all of its taxable income, including its net capital gain (the excess of net long-term capital gain over net short-term capital loss). You will be subject to federal income tax on Fund distributions regardless of whether they are paid in cash or reinvested in additional shares. Fund distributions attributable to short-term capital gains and net investment income are taxable to you as ordinary income. Distributions attributable to any excess of net long-term capital gain over short-term capital loss are generally taxable to you as long-term capital gains, regardless of how long you have held your shares. Under current provisions of the Internal Revenue Code (the “Code”), the maximum long-term capital gain rate applicable to individuals, estates and trusts is 15%. However, pursuant to a sunset provision, this rate will revert back to a prior version of these Code provisions for taxable years beginning in 2011.

Because the Fund will invest in debt securities and not in equity securities of corporations, Fund distributions will generally be taxable as ordinary income and will not be eligible for the favorable rates currently applicable to individuals for qualified dividends or for the corporate dividends received deduction for corporate shareholders.

Distributions from the Fund will generally be taxable to you in the taxable year in which they are paid, with one exception. Distributions declared by the Fund in October, November or December and paid in January of the following year are taxed as though they were paid on December 31.

You should note that if you purchase Fund shares just before a distribution, the purchase price will reflect the amount of the upcoming distribution, but you will be taxed on the entire amount of the distribution received, even though, as an economic matter, the distribution simply constitutes a return of capital. This is known as “buying into a dividend.”

You will generally recognize gain or loss on redemptions of Fund shares based on the difference between your redemption proceeds and your basis in the shares. Generally, you will recognize long-term capital gain or loss if you have held your Fund shares for over twelve months at the time you sell or exchange them. (To aid in computing your tax basis, you should retain your account statements for the periods during which you held shares.) Any loss realized on shares held for six months or less will be treated as a long-term capital loss to the extent of any capital gain dividends that were received on the shares. Additionally, any loss realized on a sale or redemption of shares of the Fund may be disallowed under “wash sale” rules to the extent the shares disposed of are replaced with other shares of the Fund within a period of 61 days beginning 30 days before and ending 30 days after the shares are disposed of, such as pursuant to a dividend reinvestment in shares of the Fund. If disallowed, the loss will be reflected in an adjustment to the basis of the shares acquired.

The Fund will be required in certain cases to withhold and remit to the Internal Revenue Service a percentage of taxable dividends or gross sale proceeds paid to any shareholder who (i) has failed to provide a correct tax identification number, (ii) is subject to back-up withholding by the Internal Revenue Service for failure to properly include on its return payments of taxable interest or dividends, or (iii) has failed to certify to the Fund that he, she or it is not subject to back-up withholding when required to do so or is an “exempt recipient.” The withholding rate is 28%.

Shareholders may also be subject to state and local taxes on distributions and redemptions. State income taxes may not apply however, to the portions of the Fund’s distributions, if any, that are attributable to interest on federal securities or interest on securities of the particular state or localities within the state.

The one major exception to the principals described above is that distributions on, and sales exchanges and redemptions of, shares held in an IRA (or other tax-qualified plan) will not be currently taxable.

More information about taxes is contained in the Statement of Additional Information.

PRICING OF FUND SHARES

The price of the Fund’s Retail Shares is based on the net asset value (NAV) per share. The NAV per share is determined as of the close of regular trading (normally 4:00 p.m. Eastern time) every day when both the New York Stock Exchange and the Fund’s custodian are open for business (a “Business Day”). You can buy and sell Retail Shares of the Fund on any Business Day. The Fund will not price its Retail Shares on national holidays or other days when both the New York Stock Exchange and the Fund’s custodian are closed for trading. NAV per share for Retail Shares is calculated by dividing the total value of the Fund’s assets attributable to Retail Shares after subtracting liabilities attributable to Retail Shares by the number of outstanding Retail Shares. The Fund’s portfolio securities are valued at market value based on independent third party pricing. Securities for which quotations are not available and any other assets are valued at fair value as determined in good faith by the Advisor, subject to the review and supervision of the Fund’s Board of Trustees.

PURCHASING SHARES

Retail Shares of the Fund are available for purchase by individuals purchasing shares on their own behalf directly from the Fund or through financial advisers.

If your order to buy Retail Shares of the Fund is received and accepted by the Fund’s transfer agent by 4:00 p.m. (Eastern time) on a Business Day, the price you pay will be the NAV per share next determined. If your order to buy Retail Shares of the Fund is received and accepted by the Fund’s transfer agent after 4:00 p.m. (Eastern time) on a Business Day or on a non-Business Day, the price you pay will be the NAV per share determined on the next Business Day. See “Purchases by Mail” and “Purchases by Wire Transfer” below.

The minimum initial investment for Retail Shares of the Fund is $2,500 and the minimum subsequent investment in an existing account is $1,000. If you are purchasing Retail Shares through your financial adviser as described below, your financial adviser may impose alternative minimum investment requirements. The Fund reserves the right in its discretion to vary or waive the minimum initial or subsequent investment for any purchase.

Purchases Through a Financial Adviser. If you want to buy Retail Shares and you are a customer of a financial adviser such as a broker-dealer, bank or savings and loan association, you should place your order through your financial adviser. Your financial adviser is responsible for sending your order to the Fund’s transfer agent and wiring the money to the Fund’s custodian. The financial adviser holds the shares in your name and receives all confirmations of purchases and sales. A financial adviser who places orders on your behalf may charge you a separate fee for its services. For details, please contact your financial adviser.

A financial adviser or, if applicable, its designee that has entered into an agreement with the Fund or its agent may enter confirmed purchase orders on behalf of clients and customers, with payment and the order received by the Fund no later than the Fund’s pricing on the following Business Day. If payment is not received by such time, the financial adviser could be held liable for resulting fees or losses. The Fund will be deemed to have received a purchase or redemption order when a financial adviser, or if applicable, its authorized designee, accepts a purchase or redemption order in good order, provided payment and the order are received by the Fund on the following Business Day. Orders received by the Fund in good order will be priced at the net asset value for Retail Shares next computed after they are accepted by the financial adviser or its authorized designee.

Direct Purchases. You can also buy Retail Shares directly through the Fund’s transfer agent by calling 414-299-2178 or in any of the following ways:

Purchases by Mail. To purchase Retail Shares by mail, complete an account application, including the name in which the account is registered and the account number. Mail the completed application and a check payable to The Community Reinvestment Act Qualified Investment Fund (CRA) to:

Regular Mail:	Overnight Mail:

The CRA Qualified Investment Fund	The CRA Qualified Investment Fund
P.O. Box 2175	803 West Michigan Street, Suite A
Milwaukee, WI 53201-2175	Milwaukee, WI 53233-2301

Initial share purchases must be accompanied by a completed new account application. Checks are accepted subject to collection. If shares are purchased by check and redeemed within seven business days of purchase, the Fund may hold redemption proceeds until the purchase check has cleared, a period of up to fifteen days. Please specify that you want to invest in Retail Shares of the Fund.

Purchases by Wire Transfer. You may purchase Retail Shares by making a wire transfer of federal funds to the Fund’s distributor. You must include the full name in which your account is registered and the Fund account number, and should address the wire transfer as follows:

UMB Bank, N.A.
ABA # 101000695
For Credit to: The CRA Qualified Investment Fund
Acct. # 9871418510
For further credit (Your Name)
Acct. # (Your Acct. No.)
SSN or TIN

Before making an initial investment by wire transfer, you must forward a completed new account application with your taxpayer identification number and signature(s) of authorized officer(s) to the Fund (1) by fax to the Fund’s transfer agent at 414-299-2178 or (2) by mail to The CRA Qualified Investment Fund, P.O. Box 2175, Milwaukee, WI 53210-2175.

Your financial institution may charge you a fee for sending funds by wire.

You will receive a statement showing the number of Retail Shares purchased, the NAV at which your shares were purchased, and the new balance of Retail Shares owned each time you purchase Retail Shares of the Fund. The Fund does not issue share certificates. All full and fractional shares will be carried on the books of the Fund.

All applications to purchase Retail Shares of the Fund are subject to acceptance by authorized officers of the Fund and are not binding until accepted. The Fund reserves the right to reject purchase orders.

Exchange of Securities. The Fund may issue Retail Shares in exchange for securities owned by an investor. The Fund will issue its Retail Shares only in exchange for securities that the Advisor believes are CRA-qualified. To determine the number of Retail Shares of the Fund that will be issued in the exchange, the investor’s securities will be valued at the mean between their bid and asked quotations, which differs from the method used for valuing the Fund’s portfolio securities. See “PRICING OF FUND SHARES” above. This method of valuing exchanged securities benefits both existing shareholders and the investor exchanging the securities (“Purchaser”). The Purchaser will receive a greater number of Retail Shares by exchanging securities at the mean between the bid price and asked price than it would if it liquidated the securities at the lower bid price and then purchased Retail Shares with the cash proceeds. This benefit may provide the Purchaser with an incentive to go through the additional procedures associated with an exchange. On the other hand, if the Fund purchased the same type of securities with cash, it would pay the higher asked price. In either case, the Fund must value the securities for purposes of determining the NAV per share in accordance with its valuation policies. See “PRICING OF FUND SHARES” above. Thus, the Purchaser benefits by receiving a greater number of Retail Shares of the Fund while the existing shareholders benefit from the Fund’s acquisition of securities at a lower price than it would otherwise pay. In addition, both the Purchaser and the Fund avoid incurring any brokerage transaction costs.

To discuss arrangements for purchasing Retail Shares of the Fund in exchange for your securities, contact the Advisor toll-free at 1-877-272-1977.

Customer Identification Program. Federal regulations may require the Fund to obtain certain personal information from you, including your social security number or other government-issued identification when you open an account. Additional information may be required in certain circumstances. Applications without such information may not be accepted. To the extent permitted by applicable law, the Fund reserves the right to (i) place limits on transactions in an investor’s account until the investor’s identity is verified; (ii) refuse an investment in the Fund, or (iii) involuntarily redeem an investor’s shares and close an account in the event that an investor’s identity is not verified.

REDEEMING SHARES

You may redeem your Retail Shares in the Fund at any time and for any reason. Redemption requests received in good order by the Fund’s transfer agent on a Business Day by 4:00 p.m. Eastern time will be executed on the same day at that day’s closing NAV. Redemption requests received in good order by the Fund’s transfer agent on a non-Business Day or after 4:00 p.m. Eastern time on a Business Day will be executed the next Business Day, at that day’s closing NAV.

Redemptions by Mail. Send your written redemption request to The Community Reinvestment Act Qualified Investment Fund, P.O. Box 2175, Milwaukee, WI 53201-2175. To be in proper form, your redemption request must:

•	Specify your account number, Fund name and the number of shares or dollar amount to be redeemed, and where to send the proceeds;

•	Be signed by each registered owner of the account exactly as their names appear on the account; and

•	Include a medallion signature guarantee if necessary (see below).

Redemptions by Telephone. You can redeem your Retail Shares by calling the Fund’s distributor at 866-202-3573 unless you tell the Fund on the account application or in writing that you don’t want this privilege. If you have difficulty getting through to the Fund because of unusual market conditions, consider redeeming your shares by mail or wire.

If you redeem your shares by telephone, you may be responsible for any fraudulent telephone orders as long as the Fund has taken reasonable precautions to verify your identity, such as requesting information about the way in which your account is registered or about recent transactions in your account.

Redemptions by Wire Transfer. Notify the Fund’s distributor by telephone at 866-202-3573 or by wire that you wish to sell shares and have the sales proceeds wired to your account at any financial institution in the U.S. To be eligible to use this privilege, you must complete the appropriate section on the account application or notify the Fund in writing (with a signature guarantee as described below). Your sale proceeds must be more than $1,000.

Other Redemption Information. When redeeming your shares, you must have your signature medallion guaranteed if:

•	you’re selling shares worth more than $50,000;

•	you want the Fund to send your money to an address other than the address on your account;

•	you want the Fund to send your money to the address on your account that’s changed within the last 30 days; or

•	you want the Fund to made the check payable to someone else.

Your signature must be medallion signature guaranteed by a bank that’s a member of the FDIC, a trust company, a member firm of a national securities exchange or any other eligible institution. A notarized signature is not sufficient.

The Fund will not process a redemption request unless it has received a completed new account application and other documentation described in “PURCHASING SHARES - Purchases by Mail” and “PURCHASING SHARES - Purchases by Wire Transfer” above. Further documentation may be requested to evidence the authority of the person or entity making the redemption request.

When you redeem your Retail Shares, they may be worth more or less than you paid for them, depending upon the value of the Fund’s portfolio securities at the time of redemption.

Payment for Retail Shares redeemed is made within seven days after receipt by the Fund of a request for redemption in proper form. The Fund will normally pay redemption proceeds in cash but reserves the right to deliver securities owned by the Fund instead of cash. The Fund reserves the right to suspend or postpone redemptions during any period when (a) trading on any of the major U.S. stock exchanges is restricted, as determined by the Securities and Exchange Commission (“SEC”), or when the major exchanges are closed for other than customary weekend and holiday closings, (b) the SEC has by order permitted such suspension, or (c) an emergency, as determined by the SEC, exists making disposal of portfolio securities or valuation of net assets of the Fund not reasonably practicable. The Fund may redeem all Retail Shares held by a shareholder whose account value is less than the minimum initial investment as a result of redemptions.

Policy to Deter Market Timing

In accordance with the policy adopted by the Board of Trustees, the Fund discourages mutual fund market timing and requires the Fund’s service providers to maintain adequate procedures designed to provide reasonable assurance that market timing activity will be identified and terminated. Mutual fund market timing involves the purchase and sale of shares of mutual funds within short periods of time with the intention of capturing short-term profits resulting from market volatility. Market timing may disrupt portfolio management strategies, harm the performance of the Fund, dilute the value of shares of the Fund and increase brokerage and administrative costs.

Pursuant to this policy, which applies to all accounts investing in the Fund, the Fund’s service providers are specifically prohibited from knowingly opening accounts for the purpose of market timing in the Fund, entering client trades for the purpose of market timing, processing exchanges or switches for the purpose of market timing and assisting a shareholder in commingling multiple clients’ funds in an omnibus account for the purpose of mutual fund market timing.

The Fund’s Chief Compliance Officer shall report any suspected market timing activity in the Trust promptly to the Board. There is no assurance that the Fund will be able to identify market timers, particularly if they are investing through intermediaries. The Fund reserves the right, in its sole discretion, to reject purchase orders when, in the judgment of management, such rejection is in the best interest of the Fund and its shareholders.

DIVIDENDS AND DISTRIBUTIONS

The Fund intends to declare and pay dividends from net investment income monthly. The Fund intends to make distributions of capital gains, if any, at least annually, usually in December. Dividends and distributions are reinvested in additional Retail Shares unless you indicate in the account application or otherwise in writing that you want to have dividends and distributions paid in cash.

INVESTMENT ADVISOR

Community Capital Management, Inc. (formerly known as CRAFund Advisors, Inc.) is a registered investment adviser founded in November 1998, with headquarters at 1830 Main Street, Suite 204, Weston, Florida 33326.

The Advisor was organized to provide investment advice to the Fund. It currently does not advise other regulated investment companies.

Barbara VanScoy serves as Senior Portfolio Manager of the Fund. She has been a Principal of the Advisor and its Director of Research since the Fund commenced operations on August 30, 1999. As Senior Portfolio Manager, she is responsible for asset selection and compliance with portfolio objectives. Ms. VanScoy has 15 years experience in fixed-income securities.

Alyssa Greenspan, CFA, serves as Portfolio Manager of the Fund. She is responsible for asset allocation and performance reporting. Ms. Greenspan has been with the Advisor for over three years. Prior to joining the Advisor, Ms. Greenspan was a senior analyst at Gomez, Inc. in Waltham, Massachusetts.

Michelle Rogers serves as Portfolio Manager for the Fund. She is responsible for securities transactions and cash management. Ms. Rogers has been with the Advisor for over three years. Prior to joining the Advisor, Ms. Rogers was a Fixed Income Specialist at Wachovia Securities.

For more information about the Portfolio Managers’ compensation, other accounts managed by the Portfolio Managers and the Portfolio Managers’ ownership of securities in the Fund, see the Statement of Additional Information.

Under the terms of an investment advisory agreement, the Advisor, subject to the supervision of the Fund’s Board of Trustees, will manage the investment operations of the Fund in accordance with the Fund’s investment policies. For the fiscal year ended May 31, 2006, the Advisor received a fee of 0.50% of the Fund’s average daily net assets. For the same period, the Advisor did not waive advisory fees.

The Advisor may pay compensation from time to time, out of its assets and not as an additional charge to the Fund, to certain institutions and other persons in connection with the sale, distribution and/or servicing of Retail Shares of the Fund.

A discussion regarding the basis for the Board of Trustees’ most recent approval of the Fund’s investment advisory agreement with the Advisor is available in the Annual Report to Shareholders dated May 31, 2006.

DISTRIBUTION PLAN AND SERVICES PLAN

The Fund has adopted a Distribution Plan pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended, with respect to its Retail Shares. The Distribution Plan allows the Fund to pay fees for the sale and distribution of Retail Shares. Because distribution fees are paid from Fund assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges. Under the Distribution Plan, the Fund may pay its distributor, or any other person, up to 0.25% per year of the Fund’s average daily net assets attributable to its Retail Shares.

The Fund also has adopted a Services Plan with respect to its Retail Shares. Pursuant to the Services Plan, the Fund intends to enter into servicing agreements with institutions. Pursuant to these servicing agreements, institutions render certain shareholder administrative and support services to customers who are the beneficial owners of Retail Shares of the Fund in consideration for payment of up to a maximum of 0.50% (comprised of up to 0.25% for personal liaison services and up to 0.25% for administrative support services) per year of the average daily net asset value of the Retail Shares beneficially owned by such customers. The Fund does not expect to pay more than 0.10% in shareholder and administrative support services through May 31, 2008.

FINANCIAL HIGHLIGHTS

Retail Shares of the Fund were not offered to investors prior to the date of this prospectus. The financial highlights table presented below will help you understand the financial performance of CRA Shares of the Fund for the six-month period ended November 30, 2006 and the past five fiscal years and are intended to provide you with a long-term perspective as to the Fund’s financial history. Certain information reflects the financial results for a single CRA Share in the Fund. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in CRA Shares of the Fund assuming reinvestment of all dividends and distributions. The information for the six-month period ended November 30, 2006 is unaudited. The information for the fiscal years ended May 31, 2006, 2005, 2004 and 2003 have been audited by Grant Thornton LLP, the Fund’s independent registered public accounting firm whose report, along with the Fund’s financial statements, is included in the Fund’s Annual Report to Shareholders and is incorporated by reference into the Statement of Additional Information (the “SAI”). The Fund’s Annual and Semi-Annual Reports and SAI are available free of charge upon request. The information for the fiscal year ended May 31, 2002 was audited by the Fund’s former auditors.

The Community Reinvestment Act
Qualified Investment Fund
(For a share outstanding throughout each period)

	For the Six-Month Period Ended November 30, 2006 (Unaudited) (b)	For the Fiscal Year Ended May 31, 2006	For the Fiscal Year Ended May 31, 2005	For the Fiscal Year Ended May 31, 2004	For the Fiscal Year Ended May 31, 2003	For the Fiscal Year Ended May 31, 2002
Net Asset Value, Beginning of Period	$10.21	$10.75	$10.49	$11.14	$10.39	$10.24
Investment Operations:
Net investment income (a)	0.23	0.43	0.39	0.39	0.48	0.53
Net realized and unrealized gain (loss) on investments	0.33	(0.54)	0.26	(0.56)	0.75	0.19
Total from investment operations	0.56	(0.11)	0.65	(0.17)	1.23	0.72
Distributions from:
Net investment income	(0.23)	(0.43)	(0.39)	(0.39)	(0.48)	(0.53)
Realized capital gains	-	-	-	(0.09)	-	(0.04)
Total distributions	(0.23)	(0.43)	(0.39)	(0.48)	(0.48)	(0.57)
Net Asset Value, End of Period	$10.54	$10.21	$10.75	$10.49	$11.14	$10.39

Total Return	5.54%	(1.07)%	6.25%	(1.61)%	12.11%	7.12%
Ratios/Supplemental Data
Net assets, end of period (in 000’s)	$721,335	$648,678	$619,986	$466,759	$308,092	$171,193
Ratio of expenses to average net assets:
Before advisory fee waiver	0.95%	0.95%	0.96%	0.99%	1.02%	1.25%
After advisory fee waiver	0.95%	0.95%	0.96%	0.99%	1.00%	1.00%
Ratio of net investment income to average net assets:
Before advisory fee waiver	4.46%	4.09%	3.66%	3.65%	4.48%	5.04%
After advisory fee waiver	4.46%	4.09%	3.66%	3.65%	4.50%	5.29%
Portfolio turnover rate	18.98%	48.89%	50.46%	54.04%	70.60%	104.65%

(a)	Based on the average daily number of shares outstanding during the period.
(b)	Ratios have been annualized. Total return and portfolio turnover rate have not been annualized.

SERVICE PROVIDERS

Investment Advisor:
Community Capital Management, Inc.
1830 Main Street, Suite 204
Weston, Florida 33326

Administrator:
SEI Investments Global Funds Services
One Freedom Valley Drive
Oaks, PA 19456

Legal Counsel:
Drinker Biddle & Reath LLP
18th and Cherry Streets
Philadelphia, PA 19103-6996

Independent Registered Public Accounting Firm:
Grant Thornton LLP
60 Broad Street
New York, NY 10004

Custodian:
U.S. Bank National Association
50 South 16th Street
Suite 2000
20th Floor
EX-PA-WBSP
Philadelphia, PA 19102

WHERE TO FIND MORE INFORMATION

You will find more information about the Fund in the following documents:

Annual and semi-annual reports
The Fund’s annual and semi-annual reports contain more information about the Fund. In the Fund’s annual report, you will find a discussion about the market conditions and investment strategies that had a significant effect on the Fund’s performance during its last fiscal year.

Statement of Additional Information (SAI)
The SAI contains detailed information about the Fund and its policies. By law, it is incorporated by reference into (considered to be part of) this prospectus.

You can get a free copy of these documents, request other information about the Fund and make shareholder inquiries by calling the Advisor toll-free at 1-877-272-1977 or writing to:

The Community Reinvestment Act Qualified Investment Fund
c/o Community Capital Management, Inc.
1830 Main Street, Suite 204
Weston, FL 33326

or on the Internet at www.CRAFUND.com

You can write to the Securities and Exchange Commission (“SEC”) Public Reference Section and ask them to mail you information about the Fund, including the SAI. The SEC will charge you a duplicating fee for this service. You can also visit the Public Reference Room to review and copy the documents. For information about the operation of the Public Reference Room, call the SEC.

Public Reference Section of the SEC
Washington, DC 20549-0102
202-942-8090

Reports and other information about the Fund are also available on the SEC’s Edgar database at http://www.sec.gov. Copies of this information may also be obtained, after paying a duplicating fee, by electronic request to the SEC’s e-mail address at publicinfo@sec.gov

The Fund’s Investment Company Act File No. is 811-09221.

THE COMMUNITY REINVESTMENT ACT QUALIFIED INVESTMENT FUND

Institutional Shares
Retail Shares

STATEMENT OF ADDITIONAL INFORMATION

March __, 2007

This Statement of Additional Information is not a prospectus. It relates to and should be read in conjunction with the Prospectuses for Institutional Shares and Retail Shares of The Community Reinvestment Act Qualified Investment Fund dated March __, 2007. You may obtain a copy of the Prospectuses, the Semi-Annual Report to Shareholders dated November 30, 2006 (the “Semi-Annual Report”) and the Annual Report to Shareholders dated May 31, 2006 (the “Annual Report”), free of charge, by writing to The Community Reinvestment Act Qualified Investment Fund, P.O. Box 2175, Milwaukee, WI 53210-2175, by toll-free phone request at 1-414-299-2178, or on the Internet at www.CRAFund.com.

The unaudited financial statements contained in the Semi-Annual Report and the audited financial statements and related report of Grant Thornton LLP contained in the Annual Report are incorporated herein by reference in the Section “Financial Statements.” No other portion of the Semi-Annual Report or Annual Report is incorporated herein by reference.

Page

DEFINED TERMS	1
THE FUND AND ITS SHARES	1
INVESTMENT POLICIES AND RESTRICTIONS	3
Investment Quality	3
U.S. Government Securities	4
Zero Coupon Bonds	4
Repurchase Agreements and Reverse Repurchase Agreements	4
Taxable Municipal Bonds	4
Investment Company Securities	5
Other Securities	6
Securities Lending	6
Liquidity	6
Illiquid Securities	6
Investment Restrictions	6
Policies and Procedures Relating to Selective Disclosure of Portfolio Holdings	8
INVESTMENT ADVISOR	10
PROXY VOTING POLICIES	13
TRUSTEES AND OFFICERS	13
PERFORMANCE INFORMATION	17
NET ASSET VALUE	19
TAX INFORMATION	19
PORTFOLIO TRANSACTIONS	20
DISTRIBUTOR	21
DISTRIBUTION PLAN AND SERVICES PLAN	21
CUSTODIAN	23
ADMINISTRATOR AND TRANSFER AGENT	23
OTHER INFORMATION	24
CODE OF ETHICS	25
COUNSEL	25
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	25
FINANCIAL STATEMENTS	25
MISCELLANEOUS	25
APPENDIX A	A-1

-i-

DEFINED TERMS

In this Statement of Additional Information, the terms listed below have the following meanings:

Advisor - Community Capital Management, Inc. (formerly known as CRAFund Advisors, Inc.), investment adviser to the Fund.

CRA - The Community Reinvestment Act of 1977, as amended.

Fund or Trust - The Community Reinvestment Act Qualified Investment Fund.

1940 Act - The Investment Company Act of 1940, as amended.

Prospectuses - The prospectuses for Institutional Shares and Retail Shares of the Fund as described on the front cover page of this Statement of Additional Information.

THE FUND AND ITS SHARES

The Fund was organized on January 15, 1999, as a business trust under the laws of the State of Delaware. The Fund is registered as an open-end, management investment company under the 1940 Act.

Under the Fund’s Agreement and Declaration of Trust, the shares of beneficial interest in the Fund shall be divided into such transferable shares of one or more separate and distinct series or classes of a series as the Trustees shall from time to time create and establish. The Trustees may, from time to time and without vote of the shareholders, issue shares of each series and class to a party or parties and for such amount and type of consideration and on such terms, subject to applicable law, as the Trustees may deem appropriate. The Trustees may issue fractional shares and shares held in treasury.

The Fund offers three classes of shares of beneficial interest: CRA Shares, Institutional Shares and Retail Shares. This SAI pertains to the Institutional Shares and Retail Shares of the Fund.

Shares of the Fund when issued will be fully paid and nonassessable. Shareholders have no preemptive or other similar rights to subscribe to any additional shares of the Fund or other securities issued by the Fund or the Fund’s Trustees.

The Trustees shall have full power and authority, in their sole discretion, and without obtaining any prior authorization or vote of the shareholders of the Fund or any class of shares, to establish and designate and to change in any manner any initial or additional series or classes and to fix such preferences, voting powers, rights and privileges of such series or classes as the Trustees may from time to time determine, to divide or combine the shares of any series or classes into a greater or lesser number, to classify or reclassify any issued shares or any series or classes into one or more series or classes of shares, and to take such other action with respect to the shares as the Trustees may deem desirable.

All shares of each class of the Fund shall represent an equal proportionate interest in the assets belonging to the Fund (subject to the liabilities belonging to the Fund, and, in the case of each class, to the liabilities belonging to that class), and each share of any class of the Fund shall be equal to each other share of that class.

The liabilities, expenses, costs, charges and reserves charged to the Fund shall be allocated to each class of the Fund in the proportion that the assets belonging to such class bear to the assets belonging to all classes in the Fund. To the extent permitted by rule or order of the Securities and Exchange Commission (“SEC”), the Trustees may allocate all or a portion of any liabilities belonging to the Fund to a particular class or classes as the Trustees may from time to time determine is appropriate. In addition, all liabilities, expenses, costs, charges and reserves belonging to a class shall be allocated to such class.

Shareholders have the power to vote only: (a) for the election of one or more Trustees in order to comply with the provisions of the 1940 Act; (b) with respect to any contract required by the 1940 Act to be approved by shareholders; (c) with respect to termination of the Fund or any series or class to the extent required by applicable law; (d) with respect to any plan adopted pursuant to Rule 12b-1 under the 1940 Act, and related matters, to the extent required by the 1940 Act; and (e) with respect to such additional matters relating to the Fund as may be required by the 1940 Act, the Fund’s Agreement and Declaration of Trust, the Fund’s By-Laws or as the Trustees may consider necessary or desirable. Each whole share is entitled to one vote and each fractional share is entitled to a proportionate fractional vote. There is no cumulative voting in the election of Trustees. Shares may be voted in person or by proxy. The Agreement and Declaration of Trust permits the termination of the Trust or any series or class of the Trust by the Trustees without shareholder approval.

The Agreement and Declaration of Trust provides that the Trustees and officers, when acting in their capacity as such, will not be personally liable to any person other than the Fund or a beneficial owner for any act, omission or obligation of the Fund, or any Trustee or any officer of the Fund. Neither a Trustee nor an officer of the Fund shall be liable for any act or omission in his capacity as Trustee or as an officer of the Fund, or for any act or omission of any other officer or employee of the Fund or of any other person or party, provided that the Agreement and Declaration of Trust does not protect any Trustee or officer against any liability to the Fund or to shareholders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of the office of Trustee or the duties of such officer.

Each class of shares in the Fund is entitled equally to the Fund’s dividends and distributions except as follows: (1) each class will bear the expenses of any distribution plan, services plan and/or special administrative services fees applicable to such class; and (2) each class may incur differing transfer agency fees. Standardized yield and total return quotations are computed separately for each class of shares. The differences in expenses paid by the respective classes will affect their performance. In the event of a liquidation of the Fund, shareholders of each class will be entitled to distribution of Fund assets that are allocated to such class and that are remaining after the payment of all Fund liabilities that are allocated to such class. Such assets will be distributed to shareholders of each class in proportion to the number of shares of the class held by them.

The Fund may postpone the payment of redemption proceeds and may suspend the right of redemption during any period or at any time when and to the extent permissible under the 1940 Act. The Fund may redeem shares involuntarily if the Trustees determine that failure to do so may have materially adverse consequences to shareholders. In the event of an involuntary redemption, shareholders would have no further rights other than to receive the redemption price. In addition, the Fund may redeem some or all shares held by:

(1) a shareholder whose account value is less than the minimum required investment amount as a result of redemptions;

(2)  all shareholders of the Fund if the value of all shares is less than the minimum amount established by the Board of Trustees; or

(3) any shareholder to reimburse the Fund for any loss or expense it has sustained or incurred resulting from:

(a) the shareholder’s failure to make full payment for share purchases;

(b) any defective redemption request;

(c) indebtedness incurred in connection with facilitating (i) requests pending receipt of collected funds from investments sold on the date of the shareholder’s redemption request, (ii) redemption requests when the shareholder has also notified the Fund of his, her or its intention to deposit funds in its account on the date of the redemption request, or (iii) the purchase of investments pending receipt of collected funds when the shareholder has notified the Fund of his, her or its intention to deposit funds in his, her or its accounts on the date of the purchase of the investments; or

(d) a transaction effected for the benefit of the shareholder.

The Fund may make payment wholly or partly in securities or other property. In such an event, a shareholder would incur transaction costs in selling the securities or other property. However, the Fund has filed an election with the SEC to pay in cash all redemptions requested by a shareholder of record limited in amount during any 90-day period to the lesser of $250,000 or 1% of the net assets of the Fund at the beginning of such period. Such commitment cannot be revoked without the prior approval of the SEC.

INVESTMENT POLICIES AND RESTRICTIONS

The following investment information supplements that set forth in the Prospectuses, which describe the Fund’s principal investment strategies and the types of securities in which the Fund primarily invests.

Investment Quality. The Fund invests primarily in securities rated in the highest rating category assigned by a nationally recognized statistical rating organization (“Rating Agency”), e.g., AAA by Standard & Poor’s Ratings Group and/or Aaa by Moody’s Investor Services, Inc. or which are deemed by the Advisor to be of comparable quality to securities so rated. The Fund may also invest up to 25% of its net assets in other “investment grade” securities that are rated in the second or third highest rating category assigned by a Rating Agency or which are deemed by the Advisor to be of comparable quality to securities so rated. See Appendix A for more information on the ratings of Rating Agencies.

U.S. Government Securities. U.S. Treasury obligations are backed by the full faith and credit of the U.S. Government. Obligations of certain U.S. Government agencies, authorities, instrumentalities or sponsored enterprises can be supported by either (i) the full faith and credit of the U.S. Treasury (such as obligations of the Government National Mortgage Association (“GNMA”)), (ii) the discretionary authority of the U.S. Government to purchase certain obligations of the issuer (such as obligations of the Federal National Mortgage Association (“FNMA”)), or (iii) only the credit of the issuer (such as the Federal Home Loan Mortgage Corporation (“FHLMC”)). Other U.S. Government securities in which the Fund may purchase include, but are not limited to, Federal Housing Administration (“FHA”) project loans. FHA project loans are mortgage loans insured by the FHA. Although many U.S. Government securities purchased by the Fund, such as those issued by the FNMA, FHLMC and the Federal Home Loan Banks, may be chartered or sponsored by Acts of Congress, their securities are neither issued nor guaranteed by the U.S. Treasury and, therefore, are not backed by the full faith and credit of the United States. The maximum potential liability of the issuers of some U.S. Government securities held by the Fund may greatly exceed their current resources, including their legal right to support from the U.S. Treasury. It is possible that these issuers will not have the funds to meet their payment obligations in the future.

Zero Coupon Bonds. The Fund may invest in zero coupon bonds. Zero coupon bonds do not make interest payments; instead, they are sold at a discount from their face value and are redeemed at face value when they mature. Because zero coupon bonds do not pay current income, their prices can be very volatile when interest rates change. In calculating its dividend, the Fund takes into account as income a portion of the difference between a zero coupon bond’s purchase price and its face value.

Repurchase Agreements and Reverse Repurchase Agreements. Unless a repurchase agreement has a remaining maturity of seven days or less or may be terminated on demand upon notice of seven days or less, the repurchase agreement will be considered illiquid and will be subject to the Fund’s 15% limit on investments in illiquid securities as stated below. Repurchase agreements are considered to be loans under the 1940 Act.

Reverse repurchase agreements involve the risk that the market value of the securities sold by the Fund may decline below the repurchase price. The Fund would pay interest on amounts obtained pursuant to a reverse repurchase agreement. Whenever the Fund enters into a reverse repurchase agreement, it will place in a segregated custodial account liquid assets such as cash or liquid portfolio securities until the repurchase date that are equal in value to the repurchase price (including accrued interest). The Fund will monitor the account to ensure such equivalent value is maintained. Reverse repurchase agreements are considered to be borrowings by the Fund under the 1940 Act.

Taxable Municipal Bonds. The Fund may invest a significant amount in taxable municipal bonds that are designed primarily to finance community development. The two principal classifications of taxable municipal bonds which may be held by the Fund are “general obligation” bonds and “revenue” bonds. General obligation bonds are generally secured by the issuer’s pledge of its full faith, credit and taxing power for the payment of principal and interest. Revenue bonds are generally payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise tax or other specific revenue source such as the user of the facility being financed.

The Fund may also invest in “moral obligation” bonds, which are normally issued by special purpose public authorities. If the issuer of moral obligation bonds is unable to meet its debt service obligations from current revenues, it may draw on a reserve fund, the restoration of which is a moral commitment but not a legal obligation of the state or municipality which created the issuer.

There are, of course, variations in the quality of taxable municipal bonds, both within a particular category and between categories, and the yields on taxable municipal bonds depend upon a variety of factors, including general market conditions, the financial condition of the issuer, general conditions of the taxable municipal bond market, the size of a particular offering, the maturity of the obligation, and the rating of the issue. The ratings of a Rating Agency represent its opinion as to the quality of taxable municipal bonds. It should be emphasized that these ratings are general and are not absolute standards of quality. Taxable municipal bonds with the same maturity, interest rate and rating may have different yields. Taxable municipal bonds of the same maturity and interest rate with different ratings may have the same yield. Subsequent to its purchase by the Fund, an issue of taxable municipal bonds may cease to be rated or its rating may be reduced below the minimum rating required for purchase by the Fund.

The payment of principal and interest on most taxable municipal bonds purchased by the Fund will depend upon the ability of the issuers to meet their obligations. Each state, the District of Columbia, each of their political subdivisions, agencies, instrumentalities and authorities and each multistate agency of which a state is a member is a separate “issuer” as that term is used in this Statement of Additional Information. An issuer’s obligations under its taxable municipal bonds are subject to the provisions of bankruptcy, insolvency and other laws affecting the rights and remedies of creditors, such as the federal Bankruptcy Code and laws, if any, which may be enacted by federal or state legislatures extending the time for payment of principal or interest, or both, or imposing other constraints upon enforcement of such obligations or upon the ability of municipalities to levy taxes. The power or ability of an issuer to meet its obligations for the payment of interest on and principal of its taxable municipal securities may be materially adversely affected by litigation or other conditions.

Investment Company Securities. The Fund may invest in securities issued by other investment companies. Investments in other investment companies will cause the Fund (and, indirectly, the Fund’s shareholders) to bear proportionately the costs incurred in connection with the investment companies’ operations. Securities of other investment companies will be acquired by the Fund within the limits prescribed by the 1940 Act and regulations under the 1940 Act. The Fund generally limits its investments so that, as determined immediately after a securities purchase is made: (a) not more than 5% of the value of its total assets will be invested in the securities of any one investment company; (b) not more than 10% of the value of its total assets will be invested in the aggregate in securities of other investment companies as a group; and (c) not more than 3% of the outstanding voting stock of any one investment company will be owned by the Fund.

Other Securities. As the universe of CRA-qualified securities expands, the Fund may purchase qualified securities that the Advisor believes are consistent with the achievement of the Fund’s investment objective. The Fund and its shareholders will bear the risks associated with investments in any such securities. The Advisor will invest only in securities that meet the credit standards set forth in the Prospectus and this Statement of Additional Information and that the Advisor believes will not be inconsistent with the Fund’s objective of providing financial institutions with investment test credit under the CRA.

Securities Lending. The Fund may lend its portfolio securities to financial institutions such as banks and broker/dealers in accordance with the investment limitations described below. Such loans involve risks of delay in receiving additional collateral or in recovering the securities loaned or even loss of rights in the collateral, should the borrower of the securities fail financially. Any portfolio securities purchased with cash collateral will be subject to possible depreciation in value. The Fund will continue to accrue interest on the securities loaned and will also earn income on the loans. Any cash collateral received by the Fund will be invested in high quality, short-term money market instruments. Loans will generally be short term, will be made only to borrowers that the Advisor deems to be of good standing and only when, in the Advisor’s judgment, the income to be earned from the loan justifies the attendant risk.

Liquidity. To maintain liquidity, the Fund may hold a portion of its net assets in repurchase agreements or other short-term instruments and/or cash. Under normal conditions, the Fund will hold no more than 10% of its net assets in such instruments.

Illiquid Securities. The Fund will not invest more than 15% of the value of its net assets in illiquid securities, including repurchase agreements with remaining maturities in excess of seven days, time deposits with maturities in excess of seven days, restricted securities, non-negotiable time deposits and other securities which are not readily marketable.

Rule 144A under the Securities Act of 1933, as amended (the “Securities Act”), allows for a broader institutional trading market for securities otherwise subject to restrictions on resale to the general public. Rule 144A establishes a “safe harbor” from the registration requirements of the Securities Act for resales of certain securities to qualified institutional buyers. The Fund’s investment in Rule 144A securities could have the effect of increasing the level of illiquidity of the Fund during any period that qualified institutional buyers were no longer interested in purchasing these securities. For purposes of the 15% limitation on purchases of illiquid securities described above, Rule 144A securities will not be considered to be illiquid if the Advisor has determined, in accordance with guidelines established by the Fund’s Board of Trustees, that an adequate trading market exists for such securities.

Investment Restrictions. The following investment restrictions are fundamental policies of the Fund and may be changed only with the approval of a “majority of the outstanding voting securities” of the Fund as defined in the 1940 Act (see “Miscellaneous” below):

The Fund will not:

1.
Make loans, except that the Fund (i) may purchase or hold debt instruments in accordance with its investment objective and policies, and may enter into repurchase agreements with respect to portfolio securities, and (ii) may lend portfolio securities against collateral consisting of cash or securities which are consistent with the Fund’s permitted investments, where the value of the collateral is equal at all times to at least 100% of the value of the securities loaned.

2.
Borrow money or issue senior securities, except that the Fund may borrow from domestic banks for temporary purposes and may engage in reverse repurchase transactions to the extent permitted by the 1940 Act; or mortgage, pledge, or hypothecate any assets except in connection with any such borrowing and in amounts not in excess of the dollar amounts borrowed, subject to any limitations imposed by the 1940 Act. The Fund will not purchase securities while borrowings (including reverse repurchase agreements) in excess of 5% of its total assets are outstanding.

3.
Act as an underwriter within the meaning of the Securities Act of 1933; except insofar as the Fund might be deemed to be an underwriter upon disposition of restricted portfolio securities; and except to the extent that the purchase of securities directly from the issuer thereof in accordance with the Fund’s investment objective, policies and limitations may be deemed to be underwriting.

4.
Purchase or sell real estate; except that the Fund may purchase securities that are secured by real estate and may purchase securities of issuers which deal in real estate or interests therein; however, the Fund will not purchase or sell interests in real estate limited partnerships.

5.
Purchase any securities which would cause 25% or more of the value of the Fund’s total assets at the time of purchase to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, although this limitation does not apply to mortgage-backed securities; provided, however, that there is no limitation with respect to obligations issued or guaranteed by the U.S. Government, any state, territory or possession of the U.S. Government, the District of Columbia or any of their authorities, agencies, or instrumentalities (including U.S. Government-sponsored enterprises) or political subdivisions, including municipal bonds.

6.	Purchase or sell commodities or commodity contracts, or invest in futures contracts or options related thereto.

The Fund has also adopted the following restrictions which may be changed by the Board of Trustees without shareholder approval:

The Fund may not:

7.	Invest in companies for the purpose of exercising management or control.

8.	Purchase foreign securities.

9.	Invest in or sell put options, call options, straddles, spreads, or any combination thereof.

10.	Purchase securities on margin (except such short-term credits as may be necessary for the clearance of purchases), make short sales of securities, or maintain a short position.

11.	Purchase securities of other investment companies except in connection with a merger, consolidation, reorganization, or acquisition of assets, or as is permitted by the 1940 Act.

If a percentage limitation is satisfied at the time of investment, a later increase in such percentage resulting from a change in the value of the Fund’s portfolio securities generally will not constitute a violation of the limitation. With respect to borrowings, if the Fund’s asset coverage at any time falls below that required by the 1940 Act, the Fund will reduce its borrowings in the manner required by the 1940 Act to the extent necessary to satisfy the asset coverage requirement.

Policies and Procedures Relating to Selective Disclosure of Portfolio Holdings

The Fund has adopted policies and procedures describing the circumstances under which the Fund, the Advisor, SEI Investments Global Funds Services, the Fund’s administrator and fund accounting agent, SEI Investment Management Company, the Fund’s transfer agent and UMB Fund Services, Inc., the Fund’s sub-transfer agent (collectively, the “Service Providers”) may disclose information about the Fund’s portfolio holdings. Notwithstanding such policies and procedures, any disclosures of the Fund’s portfolio holdings must be consistent with the antifraud provisions of the federal securities laws and the fiduciary obligations of the Fund and the Service Providers.

Neither the Fund nor any Service Provider will disclose the Fund’s portfolio holdings information to any person other than in accordance with these policies and procedures. The principal Service Provider responsible for dissemination of information about the Fund’s portfolio holdings is the Advisor.

Generally, the Fund and its Service Providers may disclose portfolio holdings information to any entity or party after the information has become public. A Service Provider may provide portfolio holdings information to third parties if such information has been included in the Fund’s public filings with the SEC, such as Form N-CSR or Form N-Q.

Service Providers may also disclose portfolio holdings prior to the portfolio holdings information being filed with the SEC or posted on the Fund’s webpage under certain limited circumstances. Portfolio holdings information may be provided to third party service providers of auditing, legal, custody, proxy voting and other services for the Fund, including rating and ranking organizations and executing broker/dealers. These third party service providers include (i) U.S. Bank National Association, the Fund’s custodian, (ii) Grant Thornton LLP, the Fund’s independent registered public accounting firm, (iii) Drinker Biddle & Reath LLP, counsel to the Fund, (iv) The Weinbach Group, the Fund’s printer, and (v) The Thomson Corporation, Morningstar Inc., Lipper and Standard & Poor’s, the Fund’s rating agencies. These third party recipients are required to keep all portfolio holdings information confidential and are prohibited from trading on the information they receive.  Such third parties will receive portfolio holdings information only if the third party has executed a confidentiality agreement with the Fund or otherwise owes a duty of trust or confidence to the Fund or the Advisor, such as the Fund’s legal counsel. In addition, portfolio holdings information may be provided to shareholders in connection with consideration relating to the CRA. Other than disclosure that is required under federal or state laws and regulations, shareholders are required to keep all portfolio holdings information confidential and are prohibited from trading on the information they receive. In the event that the Fund or a Service Provider discloses the Fund’s portfolio holdings to a selected third party for a legitimate business purpose that does not meet the foregoing criteria, such third party shall be required to execute a confidentiality agreement and shall not trade on such information. Neither the Fund, a Service Provider nor any of its affiliated persons (as that term is defined in the 1940 Act) shall receive compensation in any form, whether in cash or otherwise, in connection with the disclosure of information about the Fund’s portfolio holdings.

With respect to the disclosure of portfolio holdings information, the Advisor is authorized to prepare and post to the Fund’s website its portfolio holdings. SEI Investments Global Funds Services, the Fund’s administrator, is responsible for portfolio holdings disclosure to third party service providers of auditing, custody, proxy voting and other services to the Fund, or disclosure to a rating or ranking organization. With respect to any other disclosure of the Fund’s portfolio holdings not referenced in the foregoing paragraphs, no disclosure may be made prior to such information becoming publicly disclosed unless: (i) the Fund has legitimate business purposes for doing so; (ii) the recipient has entered into a confidentiality agreement, which includes a duty not to trade on the nonpublic information; and (iii) the Fund’s President authorizes such disclosure after consultation with Fund counsel. The Fund’s President will then notify the Board of the disclosure at the next regularly scheduled meeting of the Board.

In determining the existence of a legitimate business purpose, the following factors, and any additional relevant factors, shall be considered: (i) that any prior disclosure is consistent with the anti-fraud provisions of the federal securities laws; and (ii) avoidance of any conflicts of interest between the interests of the Fund’s shareholders and the Service Providers, the Fund’s principal underwriter or any affiliated person (as that term is defined in the 1940 Act) of such entities.

The Advisor will notify the Board if disclosures are made concerning the Fund’s portfolio holdings in contravention of these policies and procedures.

INVESTMENT ADVISOR

The Advisor, located at 1830 Main Street, Suite 204, Weston, FL 33326, was organized under the laws of the State of Delaware as an investment advisory corporation in 1998. The Advisor is also registered with the Securities and Exchange Commission as an investment adviser under the Investment Advisers Act of 1940, as amended.

David K. Downes, President of the Fund and President and Chief Executive Officer of the Advisor, and Joseph H. Hastings, Treasurer of the Fund and the Advisor, are affiliated persons of both the Fund and the Advisor.

The ownership of the Advisor is as follows: Trust for the benefit of David Zwick, Peter Cooper trustee, 28.4%; Trust for the benefit of Patricia Cohen, Audrey Cohen trustee, 14.8%; Trust for the benefit of Todd Cohen, Barbara VanScoy trustee, 28.4%; Trust for the benefit of Peter Cooper, Evan Brody trustee, 28.4%.

The Advisor provides investment advisory services to the Fund pursuant to an investment advisory agreement with the Fund (the “Advisory Agreement”). Under the terms of the Advisory Agreement, the Advisor provides a continuous investment program for the Fund, including investment research and management with respect to all securities and investments and cash equivalents in the Fund. The Advisor determines what securities and other investments will be purchased, retained or sold by the Fund and implements such determinations through the placement of orders for the execution of portfolio transactions with or through such brokers or dealers as the Advisor may select.

For the services provided and expenses assumed under the Advisory Agreement, the Advisor is entitled to receive advisory fees, computed daily and paid monthly, at the annual rate of 0.40% of the Fund’s average net assets. Prior to the date of this Statement of Additional Information, for the services provided and expenses assumed under the Advisory Agreement, the Advisor was entitled to receive advisory fees, computed daily and paid monthly, at the annual rate of 0.50% of the Fund’s average net assets. For fiscal year ended May 31, 2004, the Advisor was paid $1,867,887 (net of waivers) in advisory fees. For the same period, the Advisor waived $0 in advisory fees. For the fiscal year ended May 31, 2005, the Advisor was paid $2,705,686 (net of waivers) in advisory fees. For the same period, the Advisor waived $0 in advisory fees. For the fiscal year ended May 31, 2006, the Advisor was paid $3,188,298 (net of waivers) in advisory fees. For the same period, the Advisor waived $0 in advisory fees.

The Advisor has contractually agreed to waive fees and reimburse expenses in order to keep total operating expenses for Institutional Shares and Retail Shares of the Fund from exceeding 1.00% until May 31, 2008. The Advisor has contractually agreed not to recoup amounts previously waived or reimbursed to the extent that actual fees and expenses are less than the annual rate of 1.00% of the average daily net assets attributable to Institutional Shares or Retail Shares of the Fund.

The Advisory Agreement provides that the Advisor shall not be liable for any loss suffered by the Fund or its shareholders as a consequence of any act or omission in connection with services under the Advisory Agreement, except by reason of the Advisor’s willful misfeasance, bad faith, gross negligence, or reckless disregard of its obligations and duties under the Advisory Agreement.

The Advisory Agreement will continue in effect from year to year as long as such continuance is approved at least annually (i) by the vote of a majority of Trustees who are not parties to the Advisory Agreement or “interested persons” (as defined in the 1940 Act) of any such party, cast in person at a meeting called for the purpose of voting on such approval; and (ii) by the Board of Trustees, or by a vote of a “majority of the outstanding voting securities” of the Fund (as defined in the 1940 Act). The Advisory Agreement will terminate automatically in the event of its “assignment” (as defined in the 1940 Act).

Portfolio Managers - Other Accounts Managed by the Portfolio Managers

	Number of Other Accounts Managed and Total Assets by Account Type*						Number of Accounts and Total Assets for Which Advisory Fee is Performance Based*
Name of Portfolio Manager	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts		Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Assets Managed	Number of Accounts	Assets Managed	Number of Accounts	Assets Managed	Number of Accounts	Assets Managed	Number of Accounts	Assets Managed	Number of Accounts	Assets Managed
CRA Qualified Investment Fund
Barbara VanScoy	--	--	--	--	7	$124,623,727	--	--	--	--	--	--
Alyssa Greenspan	--	--	--	--	7	$124,623,727	--	--	--	--	--	--
Michelle Rogers	--	--	--	--	7	$124,623,727	--	--	--	--	--	--

* This information is current as of December 31, 2006.

Portfolio Manager - Compensation

Ms. VanScoy’s total compensation is based on the total net assets of the Fund under management (up to $400 million), with any compensation for assets of the Fund under management over $400 million at the discretion of the Advisor. Ms. VanScoy is paid an annual bonus that accounts for less that 10% of her total compensation and that is paid based on the overall profitability of the Advisor. Alyssa Greenspan and Michelle Rogers are paid fixed salaries, with annual bonuses that account for less than 10% of their total compensation and that are paid based on the overall profitability of the Advisor.

Portfolio Managers - Portfolio Managers’ Ownership of Securities in the Fund

Name of Portfolio Manager	Dollar Range of Equity Securities Beneficially Owned by Portfolio Manager*
CRA Qualified Investment Fund
Barbara VanScoy	$1 - $10,000
Alyssa Greenspan	$1 - $10,000
Michelle Rogers	$1 - $10,000
* This information is as of December 31, 2006.

PROXY VOTING POLICIES

The Board of Trustees has delegated the responsibility for voting proxies to the Advisor. The Advisor’s Proxy Voting Policies and Procedures (the “Policies”) require that the Advisor vote proxies received in a manner consistent with the best interests of the Trust and its shareholders. The Advisor maintains records with respect to proxy voting as is required by applicable law. Proxy voting authority rests with the portfolio manager (the “Proxy Administrator”).

The Advisor may be subject to conflicts of interest in the voting of proxies due to business or personal relationships it maintains with persons having an interest in the outcome of certain votes. If the Advisor determines that there is any possibility that the vote may involve a material conflict of interest, the Proxy Administrator shall consult with the President of the Board of the Advisor who may then, among of things, (i) hire an independent third party (or request a disinterested trustee of the Trust when voting securities held by the Trust) to make the voting recommendation to the Advisor or (ii) suggest that the client engage another party to determine how the proxies should be voted. In all such cases, the Advisor will take steps designed to ensure that the decision to vote the proxies was based on the client’s best interest and was not a product of the conflict.

The Policies include voting guidelines for matters relating to, among other things, the election of directors, approval of independent auditors, executive compensation, corporate structure and anti-takeover defenses.

The Fund’s complete proxy voting record for the 12 months ended June 30, 2006 is available without charge, upon request, by calling toll-free at 1-877-272-1977 and on the SEC’s website at www.sec.gov.

TRUSTEES AND OFFICERS

The business and affairs of the Trust are managed under the direction of the Trust’s Board of Trustees in accordance with the laws of the State of Delaware and the Trust’s Declaration of Trust. Information pertaining to the trustees and officers of the Trust is set forth below. Trustees who are not deemed to be “interested persons” of the Trust as defined in the 1940 Act are referred to as “Independent Trustees.” Trustees who are deemed to be “interested persons” of the Trust are referred to as “Interested Trustees.”

Name, Address and Age[1]	Position(s) Held with the Trust	Served in Position Since[2]	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee[3]	Other Directorships Held by Trustee[4]
INDEPENDENT TRUSTEES
John E. Taylor Age 56	Chairman of the Board and Trustee	6/1/99	President and Chief Executive Officer, National Community Reinvestment Coalition, January 1992 to present.	1	None

Burton Emmer Age 69	Trustee	6/1/99	Assistant to Chief Executive Officer, CHS Electronics, Inc., October 1998 to December 2000; Partner, Grant Thornton LLP (certified public accountants), August 1979 to August 1998.	1	None

Heinz Riehl Age 70	Trustee	6/1/99	President, Riehl World Training & Consulting, Inc. (bank consulting), 1996 to present; Faculty Member, New York University, 1982 to present.	1	None

Irvin M. Henderson Age 51	Trustee	6/26/00	President and Chief Executive Officer, Henderson & Company (consulting firm), 1993 to present.	1	None

Robert O. Lehrman Age 71	Trustee	9/29/00	Self-employed attorney and business consultant from January 1997 to present. Director, Community Capital Bank, New York, NY; formerly, President and Chief Executive Officer, Community Bankers Association, New York.	1	None

Name, Address and Age[1]	Position(s) Held with the Trust	Served in Position Since[2]	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee[3]	Other Directorships Held by Trustee[4]

OFFICERS

David K. Downes c/o Community Capital Management, Inc. 1830 Main Street Suite 204 Weston, FL 33326 Age 66	President	1/29/04
President and Chief Executive Officer, Community Capital Management, Inc. (formerly known as CRAFund Advisors, Inc.) since January 2004; President and Chief Executive Officer of Delaware Family of Funds and Chief Operating Officer of Delaware Investments from 1997 to August 2003.
				N/A	N/A

Joseph H. Hastings, CPA c/o Community Capital Management, Inc. 1830 Main Street Suite 204 Weston, FL 33326 Age 56	Treasurer and Chief Compliance Officer	5/1/06 and 1/1/07
Chief Compliance Officer of Community Capital Management, Inc. (formerly known as CRAFund Advisors, Inc.) since January 2007; Chief Financial Officer of Community Capital Management, Inc. (formerly known as CRAFund Advisors, Inc.), since May 2006; Chief Financial Officer of the Optimum Funds Trust from July 2003 to December 2005; Chief Financial Officer of the Delaware Family Funds from August 2003 to March 2005; Senior Vice President of Delaware Investments from 1997 to 2005.
				N/A	N/A

Michael P. Malloy Drinker Biddle & Reath LLP One Logan Square 18th and Cherry Sts. Philadelphia, PA 19103 Age 47	Secretary	6/1/99	Partner, Drinker Biddle & Reath LLP (law firm) since 1993.	N/A	N/A
_________________
[1]	Each Trustee may be contacted by writing to the Trustee, c/o Community Capital Management, Inc., 1830 Main Street, Suite 204, Weston, Florida 33326.
[2]
Each Trustee holds office until he resigns, is removed or dies. The president, treasurer and secretary shall hold office for a one-year term and until their respective successors are chosen and qualified, or until such officer dies or resigns.

[3]	The Fund Complex consists of the Trust. The Trust has one portfolio, the Fund.
[4]
Directorships of companies required to report to the Securities and Exchange Commission under the Securities Exchange Act of 1934 (i.e., “public companies”) or other investment companies registered under the 1940 Act.

Each trustee receives a $16,000 retainer and $2,500 for each board meeting attended, whether participation is in person or telephone. The annual Board Chair fee is $5,000, the annual Audit Committee Chair and financial expert fee is $3,500 and the annual fee for other Committee Chairs is $3,000. For the fiscal year ended May 31, 2006, the Trustees and Officers received aggregate fees, including expenses, of $182,500. Drinker Biddle & Reath LLP, of which Mr. Malloy is a partner, receives legal fees as counsel to the Fund. David K. Downes, an employee of the Advisor, does not receive compensation from the Trust for acting as President and Treasurer of the Trust. Joseph H. Hastings, an employee of the Advisor, receives $100,000 in compensation from the Trust for acting as Treasurer and Chief Compliance Officer of the Trust. As of December 31, 2006, the Trustees and Officers of the Fund, as a group, owned less than 1% of the outstanding shares of the Fund.

The table below sets forth the compensation that the disinterested Trustees of the Fund received for the fiscal year ended May 31, 2006. Trustees who are interested persons receive no compensation.

Name of Person/Position	Aggregate Compensation from the Fund	Pension or Retirement Benefits Accrued as part of Fund Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation Paid to Trustees
Burton Emmer Trustee	$29,500	$0	$0	$29,500

Heinz Riehl Trustee	$29,000	$0	$0	$29,000

John E. Taylor Trustee	$31,000	$0	$0	$31,000

Irvin M. Henderson Trustee	$29,000	$0	$0	$29,000

Robert Orrin Lehrman Trustee	$29,000	$0	$0	$29,000

Standing Board Committees

The Board of Trustees has established four committees, i.e., Audit, Valuation, Governance and CRA Compliance.

The Audit Committee annually considers the engagement and compensation of the Trust’s independent auditors, oversees the audit process and reviews with the auditors the scope and results of the audit of the Trust’s financial statements. Mr. Emmer is the Chairman of the Audit Committee and Messrs. Riehl and Lehrman are members of the Committee. The Audit Committee met three times during the fiscal year ended May 31, 2006.

The Governance Committee is responsible for (1) the selection and nomination of candidates to serve as trustees, committee members, chairs and officers of the Fund; (2) reviewing and recommending the level of compensation for the independent trustees; and (3) oversight of all other Trust governance issues. Mr. Lehrman is Chairman of the Governance Committee and Messrs. Henderson and Taylor are members of the Committee. The Committee will consider nominees recommended by shareholders. Recommendations should be submitted to the Committee in care of the Trust’s Secretary. The Governance Committee met four times during the fiscal year ended May 31, 2006.

The Valuation Committee is responsible for the review of pricing and valuation issues. Mr. Riehl is the Chairman of the Valuation Committee and Mr. Emmer is a member of the Committee. The Valuation Committee met four times during the fiscal year ended May 31, 2006.

The CRA Compliance Committee is responsible for the review of the Trust’s CRA compliance issues. Mr. Henderson is Chairman of the CRA Compliance Committee and Messrs. Taylor and Riehl are members of the Committee. The CRA Compliance Committee met three times during the fiscal year ended May 31, 2006.

PERFORMANCE INFORMATION

Institutional Shares and Retail Shares of the Fund were not offered to investors prior to the date of this Statement of Additional Information. The performance information shown below is for CRA Shares of the Fund. Institutional Shares and Retail Shares would have performance results similar to CRA Shares because each class of shares represents interests in the same portfolio of securities. Performance results will differ only to the extent that classes do not have the same expenses. You should be aware that CRA Shares and Retail Shares each have a 0.25% 12b-1 fee and a 0.10% shareholder services fee, while Institutional Shares have no 12b-1 fee or shareholder services fee.

From time to time the Fund may quote total return figures for its Institutional Shares and Retail Shares. “Total Return” for a period is the percentage change in value during the period of an investment in Institutional Shares or Retail Shares, including the value of Institutional Shares or Retail Shares acquired through reinvestment of all dividends and capital gains distributions. “Average Annual Total Return” is the average annual compounded rate of change in value represented by the Total Return for the period.

Average Annual Total Return is computed as follows: T=[ERV/P)-1]1/n

Where:	T = average annual total return
P = a hypothetical initial investment of $1,000
n = number of years
ERV = ending redeemable value of a hypothetical $1,000 payment at the beginning of the applicable period

The formula for calculating Aggregate Total Return is as follows:

Aggregate Total Return = [(ERV/P) - 1]

Based on the foregoing calculations, the Average Annual Total Return for CRA Shares of the Fund for the one-year and five-year periods ended November 30, 2006 were 5.15% and 4.46%, respectively. The Aggregate Total Return for CRA Shares of the Fund from the date of initial public offering (August 30, 1999) through November 30, 2006 was 47.34%.

The Fund may also advertise performance in terms of a 30-day yield quotation. The 30-day yield quotation is computed by dividing the net investment income per Institutional Share or Retail Share earned during the period by the maximum offering price per share on the last day of the period, according to the following formula:

Yield = 2[(a-b/cd + 1)6 - 1]

Where:	a = dividends and interest earned during the period
b = expenses accrued for the period (net of reimbursement)
c = the average daily number of shares outstanding during the period that were entitled to receive dividends
d = the maximum offering price per share on the last day of the period

Based on the foregoing calculations, the 30-day yield for CRA Shares of the Fund for the 30-day period ended November 30, 2006 was 4.35%.

The Fund imposes no sales charges. Income taxes are not taken into account. The Fund’s performance is a function of conditions in the securities markets, portfolio management, and operating expenses. Although information such as that shown above is useful in reviewing the Fund’s performance and in providing some basis for comparison with other investment alternatives, it should not be used for comparison with other investments using different reinvestment assumptions or time periods.

In reports or other communications to investors or in advertising material, the Fund may describe general economic and market conditions affecting the Fund and may compare its performance with (1) that of other mutual funds as listed in the rankings prepared by Lipper Analytical Services, Inc. or similar investment services that monitor the performance of mutual funds or as set forth in the publications listed below, (2) one or more benchmark indices, or (3) other appropriate indices of investment securities or with data developed by the Advisor derived from such indices. Performance information may also include evaluation of the Fund by nationally recognized ranking services and information as reported in financial publications such as Business Week, Fortune, Institutional Investor, Money Magazine, Forbes, Barron’s, The Wall Street Journal, The New York Times, or other national, regional or local publications.

In reports or other communications to investors or in advertising, the Fund may also describe the general biography or work experience of the portfolio manager(s) of the Fund and may include quotations attributable to the portfolio manager(s) describing approaches taken in managing the Fund’s investments, research methodology, underlying stock selection or the Fund’s investment objective. The Fund may also discuss the continuum of risk and return relating to different investments. In addition, the Fund may from time to time compare its expense ratios to those of investment companies with similar objectives and policies, as advertised by Lipper Analytical Services, Inc. or similar investment services that monitor mutual funds.

NET ASSET VALUE

The net asset value per share of the Fund is calculated separately for each class of shares by dividing the total value of the Fund’s assets attributable to a particular class after subtracting liabilities charged to that class by the number of outstanding shares of that class. The liabilities that are charged to the Fund are borne by each share of the Fund, except for certain payments under the Fund’s Distribution Plans and Services Plans applicable only to CRA Shares and Retail Shares. For purposes of valuing the Fund’s portfolio securities, securities traded on a national securities exchange are valued at the last reported bid price. Debt securities are valued by using market bid quotations or independent pricing services which use bid prices provided by market makers or estimates of market values obtained from yield data relating to instruments or securities with similar characteristics. Securities and other assets for which market quotations are not readily available are valued at fair value as determined in good faith by the Advisor, subject to the review and supervision of the Fund’s Board of Trustees. Short-term obligations having a remaining maturity of 60 days or less are valued at amortized cost or original cost plus accrued interest, which the Board of Trustees believes represents fair market value. Discounts and premiums on debt securities are amortized to income over their prospective lives, using the interest method.

TAX INFORMATION

The following summarizes certain additional tax considerations generally affecting the Fund and its shareholders that are not described in the Prospectuses. No attempt is made to present a detailed explanation of the tax treatment of the Fund or its shareholders, and the discussions here and in the Prospectuses are not intended as a substitute for careful tax planning. Potential investors should consult their tax advisers with specific reference to their own tax situations.

The discussions of the federal tax consequences in the Prospectuses and this Statement of Additional Information are based on the Internal Revenue Code (the “Code”) and the laws and regulations issued thereunder as in effect on the date of this Statement of Additional Information. Future legislative or administrative changes or court decisions may significantly change the statements included herein, and any such changes or decisions may have a retroactive effect with respect to the transactions contemplated herein.

General. The Fund qualified during its last taxable year and intends to continue to qualify as a regulated investment company under Subchapter M of Subtitle A, Chapter 1, of the Code. As a regulated investment company, the Fund generally is exempt from federal income tax on its net investment income and realized capital gains that it distributes to shareholders, provided that it distributes an amount equal to at least the sum of 90% of its investment company taxable income (net investment income and the excess of net short-term capital gain over net long-term capital loss) and 90% of its tax-exempt income, if any, for the year (the “Distribution Requirement”) and satisfies certain other requirements of the Code that are described herein. The Fund intends to make sufficient distributions or deemed distributions each year to avoid liability for corporate income tax. If the Fund were to fail to make sufficient distributions, it could be liable for corporate income tax and for excise tax in respect of the shortfall or, if the shortfall is large enough, the Fund could be disqualified as a regulated investment company.

In addition to the Distribution Requirement, the Fund must derive with respect to each taxable year at least 90% of its gross income from dividends, interest, certain payments with respect to securities loans and gains from the sale or other disposition of stock or securities or foreign currencies, other income derived with respect to its business of investing in such stock, securities, or currencies or net income derived from an interest in a qualified publicly traded partnership. Also, generally, at the close of each quarter of its taxable year, at least 50% of the value of the Fund’s assets must consist of cash and cash items, U.S. government securities, securities of other regulated investment companies and securities of other issuers (as to which the Fund has not invested more than 5% of the value of its total assets in securities of such issuer and as to which the Fund does not hold more than 10% of the outstanding voting securities of such issuer), and no more than 25% of the value of the Fund’s total assets may be invested in the securities of (1) any one issuer (other than U.S. government securities and securities of other regulated investment companies), (2) in two or more issuers that the Fund controls and which are engaged in the same or similar trades or businesses, or (3) one or more qualified publicly traded partnerships. The Fund intends to comply with these requirements.

If for any taxable year the Fund were not to qualify as a regulated investment company, all its taxable income would be subject to tax at regular corporate rates without any deduction for distributions to shareholders. In that event, the shareholders would recognize dividend income on distributions to the extent of the Fund’s current and accumulated earnings and profits and corporate shareholders could be eligible for the dividends-received deduction.

The Code imposes a nondeductible 4% excise tax on regulated investment companies that fail to distribute each year an amount equal to specified percentages of their ordinary taxable income and capital gain net income (excess of capital gains over capital losses). The Fund intends to make sufficient distributions or deemed distributions each year to avoid liability for this excise tax.

State and Local Taxes. Although the Fund expects to qualify as a regulated investment company and to be relieved of all or substantially all federal income taxes, depending upon the extent of its activities in states and localities in which its offices are maintained, in which its agents or independent contractors are located or in which it is otherwise deemed to be conducting business, the Fund may be subject to the tax laws of such states or localities.

PORTFOLIO TRANSACTIONS

Debt securities are generally traded in the over-the-counter market. Over-the-counter securities are generally purchased and sold directly with principal market makers who retain the difference in their cost in the security and its selling price (mark-up). In some instances, the Advisor feels that better prices are available from non-principal market makers that are paid commissions directly.

Decisions to buy and sell securities for the Fund are made by the Advisor subject to overall review by the Fund’s Board of Trustees. The Advisor places orders pursuant to its investment determinations for the Fund either directly with the issuer or with a broker or dealer. In executing portfolio transactions and selecting brokers or dealers, the Advisor uses its best efforts to seek on behalf of the Fund the best overall terms available. In assessing the best overall terms available for any transaction, the Advisor considers all factors that it deems relevant, including the breadth of the market in the security, the price of the security, the financial condition and execution capability of the broker or dealer, and the reasonableness of the commission, if any, both for the specific transaction and on a continuing basis. When the Fund purchases or sells securities through brokers on an agency basis, in evaluating the best overall terms available, and in selecting the broker to execute a particular transaction, the Advisor may also consider the brokerage and research services (as those terms are defined in Section 28(e) of the Securities Exchange Act of 1934) provided to the Fund and/or other accounts over which the Advisor or an affiliate of the Advisor exercises investment discretion. The Advisor is authorized to pay to a broker who provides such brokerage and research services a commission for executing a portfolio transaction for the Fund which is in excess of the amount of commission another broker would have charged for effecting that transaction if, but only if, the Advisor determines in good faith that such commission was reasonable in relation to the value of the brokerage and research services provided by such broker, viewed in terms of that particular transaction or in terms of the overall responsibilities of the Advisor to the Fund.

The Advisor will make investment decisions for the Fund independently from those of other clients of the Advisor. However, the same security may be held in the portfolio of the Fund and one or more other clients when the same security is believed suited for the investment objectives of the Fund and such other client(s). Should two or more clients of the Advisor simultaneously be engaged in the purchase or sale of the same security, to the extent possible, the transactions will be allocated as to price and amount in a manner fair and equitable to each client and the Fund.

The Advisor may execute portfolio transactions through the Fund’s distributor, SEI Investments Distribution Co. (the “Distributor”). Such transactions will be subject to the requirements of applicable law and will be reviewed by the Fund’s Board of Trustees. The Distributor may not engage in portfolio transactions with the Fund when it acts as principal.

DISTRIBUTOR

Effective January 8, 2007, the Distributor, located at One Freedom Valley Drive, Oaks, PA 19456, serves as principal underwriter for the Fund’s shares. Prior to January 1, 2007, Citco Mutual Fund Distributors, Inc. served as the principal underwriter for the Fund’s shares. Prior to September 29, 2003, InCap Securities, formerly known as Declaration Distributors, Inc., served as the principal underwriter of the Fund’s shares.

Shares of the Fund are sold on a continuous basis. The distribution agreement between the Fund and the Distributor requires the Distributor to use all reasonable efforts in connection with the distribution of the Fund’s shares. However, the Distributor has no obligation to sell any specific number of shares and will only sell shares for orders it receives.

DISTRIBUTION PLAN AND SERVICES PLAN

The Fund has adopted a Distribution Plan with respect to its Retail Shares pursuant to Rule 12b-1 under the 1940 Act. The Distribution Plan authorizes the Fund to pay the Distributor or another person annual fees of up to 0.25% of the Fund’s average daily net assets attributable to its Retail Shares in consideration for distribution and other services and the assumption of related expenses. Amounts paid to the Distributor may be used to cover expenses that are related to distribution of the Fund’s Retail Shares. The Fund may pay the Distributor the full fee provided for by the Distribution Plan even if the Distributor’s costs for providing its services are less than the full amount.

The Distribution Plan for Retail Shares has been approved by the Board of Trustees of the Fund, including a majority of the Trustees who are not interested persons of the Fund (as defined in the 1940 Act) and who have no direct or indirect financial interest in the operation of the Distribution Plan or in any agreement related thereto (the “Disinterested Trustees”). In approving the Distribution Plan, the Trustees considered various factors and determined that there is a reasonable likelihood that the Distribution Plan will benefit the Fund and the holders of its Retail Shares. The Distribution Plan may be terminated by a vote of a majority of the Disinterested Trustees. The Trustees will review quarterly a written report of the amounts expended pursuant to the Distribution Plan and the purposes for which such expenditures were made. The Distribution Plan may be amended by a vote of the Trustees, provided that any material amendments also require the vote of a majority of the Disinterested Trustees. Any amendment to materially increase the costs that the Fund’s Retail Shares bear under the Distribution Plan requires approval by a “majority of the outstanding voting securities,” i.e. Retail Shares of the Fund (as defined in the 1940 Act). For so long as the Distribution Plan is in effect, selection and nomination of Disinterested Trustees will be committed to the discretion of the Disinterested Trustees. Any agreement related to the Distribution Plan may be terminated at any time without the payment of any penalty by a vote of a majority of the Disinterested Trustees. The Distribution Plan will continue in effect for successive one-year periods, provided that each such continuance is specifically approved by a majority of the Board of Trustees, including a majority of the Disinterested Trustees.

The Advisor may enter into selling agreements with broker/dealers. Under the selling agreements, the Advisor makes an initial annual payment to the broker/dealer based on the aggregate net asset value of Retail Shares owned of record or beneficially by the broker/dealers’ customers on the date the shares are purchased. After the first twelve months, the Advisor pays broker/dealers quarterly payments, based on the aggregate net asset value of the Retail Shares owned of record or beneficially by the broker/dealers’ customers at the end of the quarter. The Advisor then recovers from the Fund under the Fund’s Distribution Plan for Retail Shares the amounts paid by the Advisor to such broker/dealers.

The Fund also adopted a Services Plan with respect to Retail Shares pursuant to which the Fund intends to enter into servicing agreements with institutions. Pursuant to these servicing agreements, institutions render certain personal liaison and administrative support services to customers who are the beneficial owners of Retail Shares in consideration for payment of up to 0.50% (on an annualized basis) (comprised of up to 0.25% for personal liaison services and up to 0.25% for administrative support services) of the average daily net asset value of Retail Shares of the Fund beneficially owned by such customers. Services under the Services Plan may include: aggregating and processing purchase and redemption requests and placing net purchase and redemption orders with the Distributor; processing dividend payments from the Fund; providing customers with information as to their positions in Retail Shares; providing sub-accounting with respect to Retail Shares or the information necessary for sub-accounting; and providing periodic mailings to customers. Such services are intended to supplement the services provided by the Fund’s administrator and transfer agent.

The Fund understands that institutions may charge fees to their customers who are the beneficial owners of Retail Shares in connection with their accounts with such institutions. Any such fees would be in addition to any amounts which may be received by an institution under the Services Plan. Under the terms of each servicing agreement entered into with the Fund, institutions are required to provide to their customers a schedule of any fees that they may charge in connection with customer investments in Retail Shares.

The Fund’s servicing agreements are governed by the Services Plan that has been adopted by the Fund’s Board of Trustees in connection with the offering of Retail Shares of the Fund. Pursuant to the Services Plan, the Board of Trustees will review, at least quarterly, a written report of the amounts paid under the servicing agreements and the purposes for which the expenditures were made. In addition, the arrangements with institutions must be approved annually by a majority of the Fund’s trustees, including a majority of the trustees who are not “interested persons” of the Fund as defined in the 1940 Act and who have no direct or indirect financial interest in such arrangements (the “Disinterested Trustees”).

The Board of Trustees has approved the Fund’s arrangements with institutions based on information provided by the Fund’s service contractors that there is a reasonable likelihood that the arrangements will benefit the Fund and the holders of Retail Shares by affording the Fund greater flexibility in connection with the efficient servicing of the accounts of the beneficial owners of Retail Shares of the Fund. Any material amendment to the Fund’s arrangements with institutions must be approved by a majority of the Fund’s Board of Trustees (including a majority of the Disinterested Trustees). So long as the Fund’s arrangements with institutions are in effect, the selection and nomination of the members of the Fund’s Board of Trustees who are not “interested persons” (as defined in the 1940 Act) of the Fund will be committed to the discretion of such Disinterested Trustees.

CUSTODIAN

U.S. Bank National Association (the “Custodian”), with offices at 50 South 16th Street, Suite 2000, 20th Floor, EX-PA-WBSP, Philadelphia, PA 19102, acts as custodian for the Fund. As such, the Custodian holds all securities and cash of the Fund, delivers and receives payment for securities sold, receives and pays for securities purchased, collects income from investments and performs other duties, all as directed by officers of the Fund. The Custodian does not exercise any supervisory function over the management of the Fund, the purchase and sale of securities or the payment of distributions to shareholders.

ADMINISTRATOR AND TRANSFER AGENT

Effective January 1, 2006, SEI Investments Global Funds Services (the “Administrator”), located at One Freedom Valley Drive, Oaks, PA 19456, provides administration and fund accounting services for the Fund pursuant to an Administration Agreement. Under the Administration Agreement, the Administrator is responsible for a wide variety of functions, including but not limited to:

•	Fund accounting services
•	Financial statement preparation
•	Valuation of the Fund’s portfolio securities
•	Pricing the Fund’s shares
•	Assistance in preparing tax returns
•	Preparation and filing of required regulatory reports
•	Coordination of Board and shareholder meetings
•	Monitoring the Fund’s legal compliance

Under the Administration Agreement, the Fund pays the Administrator for administration and fund accounting services at the annual rate of 0.06% of the Fund’s average net assets, subject to an annual minimum fee of $250,000, and $15,000 per annum for each additional class of shares.

Prior to January 1, 2007, Citco Mutual Fund Services, Inc. (“CMFS”) provided administration, fund accounting and transfer agency services to the Fund. InCap Service Company (“ISC”) served as the Fund’s administrator for the period from December 5, 2001 through September 28, 2003. For the fiscal year ended May 31, 2004, the Fund paid ISC $65,803 and CMFS $174,917. For the fiscal year ended May 31, 2005, the Fund paid CMFS $333,060. For the fiscal year ended May 31, 2006, the Fund paid CMFS $381,330.

Effective January 8, 2007, SEI Investment Management Company (the “Transfer Agent”), located at One Freedom Valley Drive, Oaks, PA 19456, serves as the Fund’s transfer agent and dividend disbursing agent pursuant to a Transfer Agency Agreement. Under the Transfer Agency Agreement, the Transfer Agent is responsible for, among other things, communications with shareholders and maintaining shareholder account records. Under the Transfer Agency Agreement, the Fund pays the Transfer Agent an annual base fee of 0.01% of the first $750 million of the Fund’s net assets, plus 0.0075% of the Fund’s net assets in excess of $750 million and up to $1.5 billion, plus 0.005% of the Fund’s net assets in excess of $1.5 billion, subject to a minimum annual fee of $50,000. The Transfer Agent has delegated all of its duties and responsibilities under the Transfer Agency Agreement to UMB Fund Services, Inc. (“UMBFS”) as sub-transfer agent. UMBFS is located at 803 West Michigan Street, Suite A, Milwaukee, WI 53233. Prior to January 8, 2006, CMFS provided transfer agency and dividend disbursing services to the Fund.

OTHER INFORMATION

The Advisor may pay, out of its own assets, compensation to authorized dealers, service organizations and other financial intermediaries (“Intermediaries”) in connection with the sale and distribution of shares of the Fund and/or servicing of shares of the Fund. These payments (“Additional Payments”) would be in addition to the payments by the Fund described in the Fund’s Prospectuses and this Statement of Additional Information for distribution and shareholder servicing and processing. These Additional Payments may take the form of “due diligence” payments for an Intermediary’s examination of the Fund and payments for providing extra employee training and information relating to the Fund; “listing” fees for the placement of the Fund on a dealer’s list of mutual funds available for purchase by its customers; “finders” or “referral” fees for directing investors to the Fund; “marketing support” fees for providing assistance in promoting the sale of the Fund’s shares; and payments for the sale of shares and/or the maintenance of share balances. In addition, the Advisor may make Additional Payments for subaccounting, administrative and/or shareholder processing services that are in addition to any shareholder administration, servicing and processing fees paid by the Fund. The Additional Payments made by the Advisor may be a fixed dollar amount; may be based on the number of customer accounts maintained by an Intermediary; may be based on a percentage of the value of shares sold to, or held by, customers of the Intermediary involved; or may be calculated on another basis. The Additional Payments may be different for different Intermediaries. Furthermore, the Advisor may contribute to various non-cash and cash incentive arrangements to promote the sale of shares, as well as sponsor various educational programs, sales contests and/or promotions. The Advisor may also pay for the travel expenses, meals, lodging and entertainment of Intermediaries and their salespersons and guests in connection with educational, sales and promotional programs, subject to applicable NASD regulations.

CODE OF ETHICS

The Fund and Advisor have adopted codes of ethics under Rule 17j-1 of the 1940 Act that permit investment personnel subject to their particular codes of ethics to invest in securities, including securities that may be purchased or held by the Fund, for their own accounts. The Codes of Ethics are on public file with, and are available from, the Securities and Exchange Commission’s Public Reference Room in Washington, D.C.

COUNSEL

Drinker Biddle & Reath LLP (of which Michael P. Malloy, Secretary of the Fund, is a partner), One Logan Square, 18th and Cherry Streets, Philadelphia, PA 19103-6996, is counsel to the Fund and will pass upon certain legal matters on its behalf.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Grant Thornton LLP, with offices at 60 Broad Street, New York, NY 10004, serves as the Fund’s independent registered public accounting firm.

FINANCIAL STATEMENTS

The Fund’s Semi-Annual Report to Shareholders for the six-month period ended November 30, 2006 has been filed with the Securities and Exchange Commission. The financial statements in such Semi-Annual Report are incorporated into this Statement of Additional Information. The Fund’s Annual Report to Shareholders for the fiscal year ended May 31, 2006 has been filed with the Securities and Exchange Commission. The financial statements in such Annual Report (the “Financial Statements”) are incorporated into this Statement of Additional Information. The Financial Statements and financial highlights for the fiscal years ended May 31, 2006, 2005, 2004 and 2003 included in such Annual Report have been audited by Grant Thornton LLP, the Fund’s independent registered public accounting firm, whose report thereon also appears in such Annual Report and is incorporated herein by reference. The Financial Statements in such Annual Report have been incorporated by reference in reliance upon such report given upon the authority of such firm as experts in accounting and auditing. The Financial Statements for the fiscal year ended May 31, 2002 were audited by the Fund’s former auditors.

MISCELLANEOUS

As used in this Statement of Additional Information and in the Fund’s Prospectus, a “majority of the outstanding voting securities” of the Fund or a particular class of shares means, with respect to the approval of an investment advisory agreement, Rule 12b-1 Plan or a change in a fundamental investment policy, the lesser of (1) 67% of the shares of the Fund or share class, as applicable, represented at a meeting at which the holders of more than 50% of the outstanding shares of the Fund or share class are present in person or by proxy, or (2) more than 50% of the outstanding shares of the Fund or share class, as applicable.

As of February 22, 2007, no shareholder of record owned 5% or more of the Fund’s outstanding shares.

APPENDIX A

DESCRIPTION OF SECURITIES RATINGS

Short-Term Credit Ratings

A Standard & Poor’s short-term issue credit rating is a current opinion of the creditworthiness of an obligor with respect to a specific financial obligation having an original maturity of no more than 365 days. The following summarizes the rating categories used by Standard & Poor’s for short-term issues:

“A-1” - Obligations are rated in the highest category and indicate that the obligor’s capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor’s capacity to meet its financial commitment on these obligations is extremely strong.

“A-2” - The obligor’s capacity to meet its financial commitment on the obligation is satisfactory. Obligations are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in the higher rating categories.

“A-3” - Obligor has adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

“B” - An obligation is regarded as having significant speculative characteristics. The obligor currently has the capacity to meet its financial commitment on the obligation; however, it faces major ongoing uncertainties which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation. Ratings of “B1”, “B-2” and “B-3” may be assigned to indicate finer distinction within the “B” category.

“C” - Obligations are currently vulnerable to nonpayment and are dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.

“D” - Obligations are in payment default. This rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor’s believes that such payments will be made during such grace period. The “D” rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

Local Currency and Foreign Currency Risks - Country risk considerations are a standard part of Standard & Poor’s analysis for credit ratings on any issuer or issue. Currency of repayment is a key factor in this analysis. An obligor’s capacity to repay foreign currency obligations may be lower than its capacity to repay obligations in its local currency due to the sovereign government’s own relatively lower capacity to repay external versus domestic debt. These sovereign risk considerations are incorporated in the debt ratings assigned to specific issues. Foreign Currency issuer ratings are also distinguished from local currency issuer ratings to identify those instances where sovereign risks make them different for the same issuer.

Moody’s Investors Service (“Moody’s”) short-term ratings are opinions of the ability of issuers to honor short-term financial obligations. Ratings may be assigned to issuers, short-term programs or to individual short-term debt instruments. Such obligations generally have an original maturity not exceeding thirteen months, unless explicitly noted.

Moody’s employs the following designations to indicate the relative repayment ability of rated issuers:

“P-1” - Issuers (or supporting institutions) rated Prime-1 have a superior ability to repay short-term debt obligations.

“P-2” - Issuers (or supporting institutions) rated Prime-2 have a strong ability to repay short-term debt obligations.

“P-3” - Issuers (or supporting institutions) rated Prime-3 have an acceptable ability to repay short-term obligations.

“NP” - Issuers (or supporting institutions) rated Not Prime do not fall within any of the Prime rating categories.

Fitch, Inc. / Fitch Ratings Ltd. (“Fitch”) short-term ratings scale applies to foreign currency and local currency ratings. A short-term rating has a time horizon of less than 13 months for most obligations, or up to three years for U.S. public finance, in line with industry standards, to reflect unique risk characteristics of bond, tax, and revenue anticipation notes that are commonly issued with terms up to three years. Short-term ratings thus place greater emphasis on the liquidity necessary to meet financial commitments in a timely manner. The following summarizes the rating categories used by Fitch for short-term obligations:

“F1” - Securities possess the highest credit quality. This designation indicates the strongest capacity for timely payment of financial commitments; may have an added “+” to denote any exceptionally strong credit feature.

“F2” - Securities possess good credit quality. This designation indicates a satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of the higher ratings.

“F3” - Securities possess fair credit quality. This designation indicates that the capacity for timely payment of financial commitments is adequate; however, near term adverse changes could result in a reduction to non investment grade.

“B” - Securities possess speculative credit quality. This designation indicates minimal capacity for timely payment of financial commitments, plus vulnerability to near term adverse changes in financial and economic conditions.

“C” - Securities possess high default risk. Default is a real possibility. This designation indicates a capacity for meeting financial commitments which is solely reliant upon a sustained, favorable business and economic environment.

“D” - Indicates an entity or sovereign that has defaulted on all of its financial obligations.

“NR” - This designation indicates that Fitch does not publicly rate the associated issuer or issue.

“WD” - This designation indicates that the rating has been withdrawn and is no longer maintained by Fitch.

The following summarizes the ratings used by Dominion Bond Rating Service Limited (“DBRS”) for commercial paper and short-term debt:

“R-1 (high)” - Short-term debt rated “R-1 (high)” is of the highest credit quality, and indicates an entity possessing unquestioned ability to repay current liabilities as they fall due. Entities rated in this category normally maintain strong liquidity positions, conservative debt levels, and profitability that is both stable and above average. Companies achieving an “R-1 (high)” rating are normally leaders in structurally sound industry segments with proven track records, sustainable positive future results, and no substantial qualifying negative factors. Given the extremely tough definition DBRS has established for an “R-1 (high)”, few entities are strong enough to achieve this rating.

“R-1 (middle)” - Short-term debt rated “R-1 (middle)” is of superior credit quality and, in most cases, ratings in this category differ from “R-1 (high)” credits by only a small degree. Given the extremely tough definition DBRS has established for the “R-1 (high)” category, entities rated “R-1 (middle)” are also considered strong credits, and typically exemplify above average strength in key areas of consideration for the timely repayment of short-term liabilities.

“R-1 (low)” - Short-term debt rated “R-1 (low)” is of satisfactory credit quality. The overall strength and outlook for key liquidity, debt and profitability ratios are not normally as favorable as with higher rating categories, but these considerations are still respectable. Any qualifying negative factors that exist are considered manageable, and the entity is normally of sufficient size to have some influence in its industry.

“R-2 (high)” - Short-term debt rated “R-2 (high)” is considered to be at the upper end of adequate credit quality. The ability to repay obligations as they mature remains acceptable, although the overall strength and outlook for key liquidity, debt, and profitability ratios is not as strong as credits rated in the “R-1 (low)” category. Relative to the latter category, other shortcomings often include areas such as stability, financial flexibility, and the relative size and market position of the entity within its industry.

“R-2 (middle)” - Short-term debt rated “R-2 (middle)” is considered to be of adequate credit quality. Relative to the “R-2 (high)” category, entities rated “R-2 (middle)” typically have some combination of higher volatility, weaker debt or liquidity positions, lower future cash flow capabilities, or are negatively impacted by a weaker industry. Ratings in this category would be more vulnerable to adverse changes in financial and economic conditions.

“R-2 (low)” - Short-term debt rated “R-2 (low)” is considered to be at the lower end of adequate credit quality, typically having some combination of challenges that are not acceptable for an “R-2 (middle)” credit. However, “R-2 (low)” ratings still display a level of credit strength that allows for a higher rating than the “R-3” category, with this distinction often reflecting the issuer’s liquidity profile.

“R-3” - Short-term debt rated “R-3” is considered to be at the lowest end of adequate credit quality, one step up from being speculative. While not yet defined as speculative, the R-3 category signifies that although repayment is still expected, the certainty of repayment could be impacted by a variety of possible adverse developments, many of which would be outside the issuer’s control. Entities in this area often have limited access to capital markets and may also have limitations in securing alternative sources of liquidity, particularly during periods of weak economic conditions.

“R-4” - Short-term debt rated R-4 is speculative. R-4 credits tend to have weak liquidity and debt ratios, and the future trend of these ratios is also unclear. Due to its speculative nature, companies with R-4 ratings would normally have very limited access to alternative sources of liquidity. Earnings and cash flow would typically be very unstable, and the level of overall profitability of the entity is also likely to be low. The industry environment may be weak, and strong negative qualifying factors are also likely to be present.

“R-5” - Short-term debt rated R-5 is highly speculative. There is a reasonably high level of uncertainty as to the ability of the entity to repay the obligations on a continuing basis in the future, especially in periods of economic recession or industry adversity. In some cases, short term debt rated R-5 may have challenges that if not corrected, could lead to default.

“D” - A security rated “D” implies the issuer has either not met a scheduled payment or the issuer has made it clear that it will be missing such a payment in the near future. In some cases, DBRS may not assign a “D” rating under a bankruptcy announcement scenario, as allowances for grace periods may exist in the underlying legal documentation. Once assigned, the “D” rating will continue as long as the missed payment continues to be in arrears, and until such time as the rating is suspended, discontinued, or reinstated by DBRS.

Long-Term Credit Ratings

The following summarizes the ratings used by Standard & Poor’s for long-term issues:

“AAA” - An obligation rated “AAA” has the highest rating assigned by Standard & Poor’s. The obligor’s capacity to meet its financial commitment on the obligation is extremely strong.

“AA” - An obligation rated “AA” differs from the highest-rated obligations only to a small degree. The obligor’s capacity to meet its financial commitment on the obligation is very strong.

“A” - An obligation rated “A” is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor’s capacity to meet its financial commitment on the obligation is still strong.

“BBB” - An obligation rated “BBB” exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

Obligations rated “BB,” “B,” “CCC,” “CC” and “C” are regarded as having significant speculative characteristics. “BB” indicates the least degree of speculation and “C” the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

“BB” - An obligation rated “BB” is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.

“B” - An obligation rated “B” is more vulnerable to nonpayment than obligations rated “BB,” but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor’s capacity or willingness to meet its financial commitment on the obligation.

“CCC” - An obligation rated “CCC” is currently vulnerable to nonpayment, and is dependent upon favorable business, financial and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

“CC” - An obligation rated “CC” is currently highly vulnerable to nonpayment.

“C” - A subordinated debt or preferred stock obligation rated “C” is currently highly vulnerable to nonpayment. The “C” rating may be used to cover a situation where a bankruptcy petition has been filed or similar action taken, but payments on this obligation are being continued. A “C” also will be assigned to a preferred stock issue in arrears on dividends or sinking fund payments, but that is currently paying.

“D” - An obligation rated “D” is in payment default. The “D” rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor’s believes that such payments will be made during such grace period. The “D” rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

Plus (+) or minus (-) - The ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories.

“NR” - This indicates that no rating has been requested, that there is insufficient information on which to base a rating, or that Standard & Poor’s does not rate a particular obligation as a matter of policy.

Local Currency and Foreign Currency Risks - Country risk considerations are a standard part of Standard & Poor’s analysis for credit ratings on any issuer or issue. Currency of repayment is a key factor in this analysis. An obligor’s capacity to repay foreign currency obligations may be lower than its capacity to repay obligations in its local currency due to the sovereign government’s own relatively lower capacity to repay external versus domestic debt. These sovereign risk considerations are incorporated in the debt ratings assigned to specific issues. Foreign currency issuer ratings are also distinguished from local currency issuer ratings to identify those instances where sovereign risks make them different for the same issuer.

The following summarizes the ratings used by Moody’s for long-term debt:

“Aaa” - Obligations rated “Aaa” are judged to be of the highest quality, with minimal credit risk.

“Aa” - Obligations rated “Aa” are judged to be of high quality and are subject to very low credit risk.

“A” - Obligations rated “A” are considered upper-medium grade and are subject to low credit risk.

“Baa” - Obligations rated “Baa” are subject to moderate credit risk. They are considered medium-grade and as such may possess certain speculative characteristics.

“Ba” - Obligations rated “Ba” are judged to have speculative elements and are subject to substantial credit risk.

“B” - Obligations rated “B” are considered speculative and are subject to high credit risk.

“Caa” - Obligations rated “Caa” are judged to be of poor standing and are subject to very high credit risk.

“Ca” - Obligations rated “Ca” are highly speculative and are likely in, or very near, default, with some prospect of recovery of principal and interest.

“C” - Obligations rated “C” are the lowest rated class of bonds and are typically in default, with little prospect for recovery of principal or interest.

Note: Moody’s appends numerical modifiers 1, 2, and 3 to each generic rating classification from “Aa” through “Caa.” The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

The following summarizes long-term ratings used by Fitch:

“AAA” - Securities considered to be of the highest credit quality. “AAA” ratings denote the lowest expectation of credit risk. They are assigned only in case of exceptionally strong capacity for payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

“AA” - Securities considered to be of very high credit quality. “AA” ratings denote expectations of very low credit risk. They indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

“A” - Securities considered to be of high credit quality. “A” ratings denote expectations of low credit risk. The capacity for payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

“BBB” - Securities considered to be of good credit quality. “BBB” ratings indicate that there are currently expectations of low credit risk. The capacity for payment of financial commitments is considered adequate but adverse changes in circumstances and economic conditions are more likely to impair this capacity. This is the lowest investment grade category.

“BB” - Securities considered to be speculative. “BB” ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time; however, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade.

“B” - Securities considered to be highly speculative. “B” ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

“CCC,” “CC” and “C” - Securities have high default risk. Default is a real possibility, and capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic developments. A “CC” rating indicates that default of some kind appears probable. “C” ratings signal imminent default.

“RD” - Indicates an entity has failed to make due payments (within the applicable grace period) on some but not all material financial obligations, but continues to honor other classes of obligations.

“D” - Indicates an entity or sovereign that has defaulted on all of its financial obligations.

Plus (+) or minus (-) may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to the “AAA” category or to categories below “CCC”.

“NR” indicates that Fitch does not publicly rate the associated issue or issuer.

The following summarizes the ratings used by DBRS for long-term debt:

“AAA” -  Long-term debt rated “AAA” is of the highest credit quality, with exceptionally strong protection for the timely repayment of principal and interest. Earnings are considered stable, the structure of the industry in which the entity operates is strong, and the outlook for future profitability is favorable. There are few qualifying factors present which would detract from the performance of the entity. The strength of liquidity and coverage ratios is unquestioned and the entity has established a creditable track record of superior performance. Given the extremely high standard which DBRS has set for this category, few entities are able to achieve a “AAA” rating.

“AA” - Long-term debt rated “AA” is of superior credit quality, and protection of interest and principal is considered high. In many cases they differ from long-term debt rated “AAA” only to a small degree. Given the extremely restrictive definition DBRS has for the “AAA” category, entities rated “AA” are also considered to be strong credits, typically exemplifying above-average strength in key areas of consideration and unlikely to be significantly affected by reasonably foreseeable events.

“A” - Long-term debt rated “A” is of satisfactory credit quality. Protection of interest and principal is still substantial, but the degree of strength is less than that of “AA” rated entities. While “A” is a respectable rating, entities in this category are considered to be more susceptible to adverse economic conditions and have greater cyclical tendencies than higher-rated securities.

“BBB” - Long-term debt rated “BBB” is of adequate credit quality. Protection of interest and principal is considered acceptable, but the entity is fairly susceptible to adverse changes in financial and economic conditions, or there may be other adverse conditions present which reduce the strength of the entity and its rated securities.

“BB” - Long-term debt rated “BB” is defined to be speculative and non-investment grade, where the degree of protection afforded interest and principal is uncertain, particularly during periods of economic recession. Entities in the “BB” range typically have limited access to capital markets and additional liquidity support. In many cases, deficiencies in critical mass, diversification, and competitive strength are additional negative considerations.

“B” - Long-term debt rated “B” is highly speculative and there is a reasonably high level of uncertainty as to the ability of the entity to pay interest and principal on a continuing basis in the future, especially in periods of economic recession or industry adversity.

“CCC”, CC” and “C” -Long-term debt rated in any of these categories is very highly speculative and is in danger of default of interest and principal. The degree of adverse elements present is more severe than long-term debt rated “B.” Long-term debt rated below “B” often have features which, if not remedied, may lead to default. In practice, there is little difference between these three categories, with “CC” and “C” normally used for lower ranking debt of companies for which the senior debt is rated in the “CCC” to “B” range.

“D” - A security rated “D” implies the issuer has either not met a scheduled payment of interest or principal or that the issuer has made it clear that it will miss such a payment in the near future. In some cases, DBRS may not assign a “D” rating under a bankruptcy announcement scenario, as allowances for grace periods may exist in the underlying legal documentation. Once assigned, the “D” rating will continue as long as the missed payment continues to be in arrears, and until such time as the rating is suspended, discontinued or reinstated by DBRS.

(“high”, “low”) - Each rating category is denoted by the subcategories “high” and “low”. The absence of either a “high” or “low” designation indicates the rating is in the “middle” of the category. The “AAA” and “D” categories do not utilize “high”, “middle”, and “low” as differential grades.

Municipal Note Ratings

A Standard & Poor’s U.S. municipal note rating reflects the liquidity factors and market access risks unique to notes. Notes due in three years or less will likely receive a note rating. Notes maturing beyond three years will most likely receive a long-term debt rating. The following criteria will be used in making that assessment:

•	Amortization schedule-the larger the final maturity relative to other maturities, the more likely it will be treated as a note; and

•	Source of payment-the more dependent the issue is on the market for its refinancing, the more likely it will be treated as a note.

Note rating symbols are as follows:

“SP-1” - The issuers of these municipal notes exhibit a strong capacity to pay principal and interest. Those issues determined to possess a very strong capacity to pay debt service are given a plus (+) designation.

“SP-2” - The issuers of these municipal notes exhibit a satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

“SP-3” - The issuers of these municipal notes exhibit speculative capacity to pay principal and interest.

Moody’s uses three rating categories for short-term municipal obligations that are considered investment grade. These ratings are designated as Municipal Investment Grade (“MIG”) and are divided into three levels - “MIG-1” through “MIG-3”. In addition, those short-term obligations that are of speculative quality are designated “SG”, or speculative grade. MIG ratings expire at the maturity of the obligation. The following summarizes the ratings used by Moody’s for these short-term obligations:

“MIG-1” - This designation denotes superior credit quality. Excellent protection is afforded by established cash flows, highly reliable liquidity support, or demonstrated broad-based access to the market for refinancing.

“MIG-2” - This designation denotes strong credit quality. Margins of protection are ample, although not as large as in the preceding group.

“MIG-3” - This designation denotes acceptable credit quality. Liquidity and cash-flow protection may be narrow, and market access for refinancing is likely to be less well-established.

“SG” - This designation denotes speculative-grade credit quality. Debt instruments in this category may lack sufficient margins of protection.

In the case of variable rate demand obligations (“VRDOs”), a two-component rating is assigned; a long- or short-term debt rating and a demand obligation rating. The first element represents Moody’s evaluation of the degree of risk associated with scheduled principal and interest payments. The second element represents Moody’s evaluation of the degree of risk associated with the ability to receive purchase price upon demand (“demand feature”), using a variation of the MIG rating scale, the Variable Municipal Investment Grade or “VMIG” rating.

When either the long- or short-term aspect of a VRDO is not rated, that piece is designated “NR”, e.g., “Aaa/NR” or “NR/VMIG-1”.

VMIG rating expirations are a function of each issue’s specific structural or credit features.

“VMIG-1” - This designation denotes superior credit quality. Excellent protection is afforded by the superior short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

“VMIG-2” - This designation denotes strong credit quality. Good protection is afforded by the strong short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

“VMIG-3” - This designation denotes acceptable credit quality. Adequate protection is afforded by the satisfactory short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

“SG” - This designation denotes speculative-grade credit quality. Demand features rated in this category may be supported by a liquidity provider that does not have an investment grade short-term rating or may lack the structural and/or legal protections necessary to ensure the timely payment of purchase price upon demand.

Fitch uses the same ratings for municipal securities as described above for other short-term credit ratings.

About Credit Ratings

A Standard & Poor’s issue credit rating is a current opinion of the creditworthiness of an obligor with respect to a specific financial obligation, a specific class of financial obligations, or a specific financial program (including ratings on medium-term note programs and commercial paper programs). It takes into consideration the creditworthiness of guarantors, insurers, or other forms of credit enhancement on the obligation and takes into account the currency in which the obligation is denominated. The issue credit rating is not a recommendation to purchase, sell, or hold a financial obligation, inasmuch as it does not comment as to market price or suitability for a particular investor.

Moody’s credit ratings must be construed solely as statements of opinion and not as statements of fact or recommendations to purchase, sell or hold any securities.

Fitch’s credit ratings provide an opinion on the relative ability of an entity to meet financial commitments, such as interest, preferred dividends, repayment of principal, insurance claims or counterparty obligations. Fitch credit ratings are used by investors as indications of the likelihood of receiving their money back in accordance with the terms on which they invested. Fitch’s credit ratings cover the global spectrum of corporate, sovereign (including supranational and sub-national), financial, bank, insurance, municipal and other public finance entities and the securities or other obligations they issue, as well as structured finance securities backed by receivables or other financial assets.

DBRS credit ratings are not buy, hold or sell recommendations, but rather the result of qualitative and quantitative analysis focusing solely on the credit quality of the issuer and its underlying obligations.

PART C
OTHER INFORMATION

Item 23. Exhibits

(a)
Agreement and Declaration of Trust of Registrant dated January 14, 1999 is incorporated herein by reference to Exhibit (a) to Registrant’s Registration Statement on Form N-1A filed on February 3, 1999.

(b)	Bylaws of Registrant are incorporated herein by reference to Exhibit (b) to Registrant’s Registration Statement on Form N-1A filed on February 3, 1999.

(c)	Articles II, VI, VII and VIII of Registrant’s Agreement and Declaration of Trust dated January 14, 1999 are incorporated herein by reference to Exhibit (a).

(d)	(1)
Investment Management Agreement between Registrant and CRAFund Advisors, Inc. dated as of June 1, 1999 is incorporated herein by reference to Exhibit (d) to Pre-Effective Amendment No. 2 to Registrant’s Registration Statement on Form N-1A filed on June 8, 1999.

(2)	Form of Amendment No. 1 to the Investment Management Agreement between Registrant and CRAFund Advisors, Inc. is filed herein.

(e)	Distribution Agreement between Registrant and SEI Investments Distribution Co. dated as of December 22, 2006 is filed herein.

(f)	None.

(g)	(1)
Custodian Agreement between Registrant and First Union National Bank dated as of June 1, 1999 is incorporated by reference to Exhibit (g) to Post Effective Amendment No. 1 to Registrant’s Registration Statement on Form N-1A filed on September 28, 2000.

(2)
Amendment and Assignment of Registrant’s Custodian Agreement between Registrant and U.S. Bank, National Association dated September 6, 2006 is incorporated by reference to Exhibit (g)(2) to Post-Effective Amendment No. 9 to Registrant’s Registration Statement on Form N-1A filed on September 28, 2006.

(h)	(1)	Administration Agreement between Registrant and SEI Investments Global Funds Services dated as of December 22, 2006 is filed herein.

(2)	Transfer Agency Agreement between Registrant and SEI Investment Management Company dated as of January 8, 2007 is filed herein.

(3)	Sub-Transfer Agency Agreement between SEI Investment Management Company and UMB Fund Services, Inc. dated as of January 8, 2007 is filed herein.

(4)
Waiver and Reimbursement Agreement between Registrant and CRAFund Advisors, Inc. dated as of May 30, 2003 is incorporated herein by reference to Exhibit (h)(6) to Post-Effective Amendment No. 6 to Registrant’s Registration Statement on Form N-1A filed on September 29, 2003.

(5)	Form of Waiver and Reimbursement Agreement between Registrant and CRAFund Advisors, Inc. with respect to Institutional Shares and Retail Shares is filed herein.

(6)	Services Plan and Related Form of Servicing Agreement for Retail Shares is filed herein.

(7)	Form of Special Administrative Services Agreement between Registrant and CRAFund Advisors, Inc. with respect to CRA Shares is filed herein.

(i)	(1)
Opinion and Consent of Drinker Biddle & Reath LLP dated June 7, 1999 is incorporated herein by reference to Exhibit (i) to Pre-Effective Amendment No. 2 to Registrant’s initial Registration Statement on Form N-1A filed on June 8, 1999.

(2)	Opinion and Consent of Drinker Biddle & Reath LLP with respect to Institutional Shares and Retail Shares is filed herein.

(j)	(1)	Consent of Drinker Biddle & Reath LLP is filed herein.

(2)	Consent of Grant Thornton LLP is filed herein.

(k)	None.

(l)
Share Purchase Agreement between Registrant and CRA Fund Advisors, Inc. dated as of June 1, 1999 is incorporated herein by reference to Exhibit (l) to Pre-Effective Amendment No. 2 to Registrant’s Registration Statement on Form N-1A filed on June 8, 1999.

(m)	(1)
Distribution Plan and Form of Agreement is incorporated herein by reference to Exhibit (m)(1) to Pre-Effective Amendment No. 2 to Registrant’s Registration Statement on Form N-1A filed on June 8, 2000.

(2)
Forms of Agreements Pursuant to Rule 12b-1 are incorporated herein by reference to Exhibit (m)(2) to Post-Effective Amendment No. 7 to Registrant’s Registration Statement on Form N-1A filed on September 28, 2004.

(3)	Distribution Plan for Retail Shares is filed herein.

(n)	Plan in Accordance with Rule 18f-3 is filed herein.

(p)	(1)	Code of Ethics of Registrant is incorporated herein by reference to Exhibit (p)(1) to Post-Effective Amendment No. 9 to Registrant’s Registration Statement on Form N-1A filed on September 28, 2006.

(2)
Code of Ethics of CRAFund Advisors, Inc. is incorporated herein by reference to Exhibit (p)(2) to Post-Effective Amendment No. 8 to Registrant’s Registration Statement on Form N-1A filed on August 1, 2005.

Item 24. Persons Controlled by or under Common Control with Registrant.

Registrant is controlled by its Board of Trustees.

Item 25. Indemnification.

Section 3817 of Title 12 of the Delaware Code authorizes a business trust to indemnify and hold harmless any trustee or beneficial owner or other person from and against any and all claims and demands whatsoever, subject to such standards and restrictions, if any, that are set forth in the business trust’s governing instrument.

Section 8.2 of Registrant’s Agreement and Declaration of Trust, incorporated herein by reference to Exhibit (a), provides for the indemnification of Registrant’s trustees and officers. Indemnification of Registrant’s principal underwriter against certain losses is provided for in Article 6 of the Distribution Agreement filed herein as Exhibit (e). Limitations on the liability of the Registrant’s investment adviser are provided for in Section 9 of the Investment Management Agreement incorporated herein by reference to Exhibit (d)(1) hereto. Indemnification of Registrant’s administrator against certain losses is provided for in Section 5 of the Administration Agreement filed herein as Exhibit (h)(1). Indemnification of Registrant’s transfer agent against certain losses is provided for in Article IX of the Transfer Agency Agreement filed herein as Exhibit (h)(2).

The trustees and officers of the Registrant are insured under an errors and omissions liability insurance policy. The Registrant and its officers are also insured under the fidelity bond required by Rule 17g-1 under the Investment Company Act of 1940, as amended (the “1940 Act”).

In no event will Registrant indemnify any of its trustees or officers against any liability to which such person would otherwise be subject by reason of his willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office. Registrant will comply with Rule 484 under the Securities Act of 1933 and Release No. 11330 under the Investment Company Act of 1940 in connection with any indemnification.

Insofar as indemnification for liability arising under the Securities Act of 1933, as amended (the “1933 Act”) may be permitted to trustees, officers and controlling persons of Registrant pursuant to the foregoing provisions, or otherwise, Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a trustee, officer or controlling person of Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

Item 26. Business and Other Connections of Investment Advisor.

Community Capital Management, Inc. (formerly known as CRAFund Advisors, Inc.) (the “Advisor”) was organized under the laws of the State of Delaware as an investment advisory corporation in 1998.

The Advisor has no other business or other connections.

Set forth below are the names and principal businesses of the directors and certain of the senior executive officers of the Advisor who are or who have been engaged in any other business profession, vocation or employment of a substantial nature.

Name	Position with Community Capital Management, Inc.	Position with Registrant

David K. Downes	President and Chief Executive Officer	President
Joseph H. Hastings	Chief Financial Officer/Chief Compliance Officer	Chief Financial Officer/ Chief Compliance Officer
Peter M. Cooper	Director	--
Keith Mitchell	Director	--
Barbara VanScoy	Director	--

The stock ownership of the Advisor is as follows:

Trust for the benefit of David Zwick, Peter Cooper trustee, 28.4%; Trust for the benefit of Patricia Cohen, Audrey Cohen trustee, 14.8%: Trust for the benefit of Todd Cohen, Barbara VanScoy trustee, 28.4%; Trust for the benefit of Peter Cooper, Evan Brody trustee, 28.4%.

Item 27. Principal Underwriters.

(a) SEI Investments Distribution Co. (the “Distributor”) serves as principal underwriter for Registrant’s shares. The Distributor also acts as distributor for:

SEI Daily Income Trust
SEI Liquid Asset Trust
SEI Tax Exempt Trust
SEI Index Funds
SEI Institutional Managed Trust
SEI Institutional International Trust
The Advisors' Inner Circle Fund
The Advisors' Inner Circle Fund II
Bishop Street Funds
SEI Asset Allocation Trust
SEI Institutional Investments Trust
HighMark Funds
Oak Associates Funds
CNI Charter Funds
iShares Inc.
iShares Trust
JohnsonFamily Funds, Inc.
Causeway Capital Management Trust
The Japan Fund, Inc.
Barclays Global Investors Funds
The Arbitrage Funds
The Turner Funds
ProShares Trust

(b) The table below provides information for each director, officer or partner of the Distributor:

Name and Principal Business Address*	Positions and Offices with the Distributor	Positions and Offices with Registrant

William M. Doran	Director	None

Edward D. Loughlin	Director	None

Wayne M. Withrow	Director	None

Kevin Barr	President & Chief Executive Officer	None

Maxine Chou	Chief Financial Officer & Treasurer	None

Thomas Rodman	Chief Operations Officer	None

John Munch	General Counsel & Secretary	None

Karen LaTourette	Chief Compliance Officer, Anti-Money Laundering Officer & Assistant Secretary	None

Mark J. Held	Senior Vice President	None

Lori L. White	Vice President & Assistant Secretary	None

Robert Silvestri	Vice President	None

John Coary	Vice President & Assistant Secretary	None

Michael Farrell	Vice President	None

Mark McManus	Vice President	None

* Unless otherwise noted, the business address of each director or officer is Oaks, PA 19456.

(c)

(1)	(2)	(3)	(4)	(5)

Name of Principal Underwriter	Net Underwriting Discounts and Commission	Compensation on Redemption and Repurchases	Brokerage Commissions	Other Compensation

Citco Mutual Fund Distributors, Inc.	X	X	X	$12,000

Citco Mutual Fund Distributors, Inc., Registrant’s principal underwriter prior to January 8, 2007, received $9,641 for the fiscal year ended May 31, 2006 for services rendered as the Trust’s principal underwriter.

Item 28. Location of Accounts and Records.

SEI Investments Global Funds Services
One Freedom Valley Drive
Oaks, PA 19456

Community Capital Management, Inc.
1830 Main Street
Suite 204
Weston, FL 33326

Drinker Biddle & Reath LLP
One Logan Square
18th and Cherry Streets
Philadelphia, PA 19103

U.S. Bank National Association
50 South 16th Street
Suite 2000, 20th Floor
EX-PA-WBSP
Philadelphia, PA 19102

SEI Investments Distribution Co.
One Freedom Valley Drive
Oaks, PA 19456

SEI Investment Management Company
One Freedom Valley Drive
Oaks, PA 19456

UMB Fund Services, Inc.
803 West Michigan Street
Suite A
Milwaukee, WI 53233

Item 29. Management Services.

Not applicable.

Item 30. Undertakings.

None.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Post-Effective Amendment No. 11 to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of West Chester and Commonwealth of Pennsylvania on the 28th day of February, 2007.

The Community Reinvestment Act Qualified Investment Fund
Registrant

/s/ David K. Downes
David K. Downes
President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacity and on the date indicated.

Signature	Title	Date
/s/ David K. Downes David K. Downes	President	February 28, 2007
/s/ Joseph H. Hastings Joseph H. Hastings	Treasurer	February 28, 2007
*John E. Taylor John E. Taylor	Trustee and Chairman	February 28, 2007
*Burton Emmer Burton Emmer	Trustee	February 28, 2007
*Irvin M. Henderson Irvin M. Henderson	Trustee	February 28, 2007
*Robert Orrin Lehrman Robert Orrin Lehrman	Trustee	February 28, 2007
*Heinz Riehl Heinz Riehl	Trustee	February 28, 2007
/s/ David K. Downes *By: David K. Downes Attorney-in-Fact

THE COMMUNITY REINVESTMENT ACT
QUALIFIED INVESTMENT FUND
(the "Trust")

POWER OF ATTORNEY

Know All Men by These Presents, that the undersigned, Irvin M. Henderson, hereby constitutes and appoints David K. Downes his true and lawful attorney, to execute in his name, place and stead, in his capacity as Trustee of the Trust, any and all amendments to the Trust’s Registration Statement, and all instruments necessary or incidental in connection therewith, and to file the same with the Securities and Exchange Commission; and said attorney shall have the power to act thereunder and shall have full power of substitution and resubstitution; and to do and perform in his name and on his behalf, in any and all capacities, every act whatsoever requisite or necessary to be done in the premises, as fully and to all intents and purposes as he might or could do in person, said acts of said attorney, being hereby ratified and approved.

DATED: September 1, 2004

/s/ Irvin M. Henderson
Irvin M. Henderson

THE COMMUNITY REINVESTMENT ACT
QUALIFIED INVESTMENT FUND
(the "Trust")

POWER OF ATTORNEY

Know All Men by These Presents, that the undersigned, Burton Emmer, hereby constitutes and appoints David K. Downes his true and lawful attorney, to execute in his name, place and stead, in his capacity as Trustee of the Trust, any and all amendments to the Trust’s Registration Statement, and all instruments necessary or incidental in connection therewith, and to file the same with the Securities and Exchange Commission; and said attorney shall have the power to act thereunder and shall have full power of substitution and resubstitution; and to do and perform in his name and on his behalf, in any and all capacities, every act whatsoever requisite or necessary to be done in the premises, as fully and to all intents and purposes as he might or could do in person, said acts of said attorney, being hereby ratified and approved.

DATED: September 1, 2004

/s/ Burton Emmer
Burton Emmer

THE COMMUNITY REINVESTMENT ACT
QUALIFIED INVESTMENT FUND
(the "Trust")

POWER OF ATTORNEY

Know All Men by These Presents, that the undersigned, Heinz Riehl, hereby constitutes and appoints David K. Downes his true and lawful attorney, to execute in his name, place and stead, in his capacity as Trustee of the Trust, any and all amendments to the Trust’s Registration Statement, and all instruments necessary or incidental in connection therewith, and to file the same with the Securities and Exchange Commission; and said attorney shall have the power to act thereunder and shall have full power of substitution and resubstitution; and to do and perform in his name and on his behalf, in any and all capacities, every act whatsoever requisite or necessary to be done in the premises, as fully and to all intents and purposes as he might or could do in person, said acts of said attorney, being hereby ratified and approved.

DATED: September 1, 2004

/s/ Heinz Riehl
Heinz Riehl

THE COMMUNITY REINVESTMENT ACT
QUALIFIED INVESTMENT FUND
(the "Trust")

POWER OF ATTORNEY

Know All Men by These Presents, that the undersigned, John E. Taylor, hereby constitutes and appoints David K. Downes his true and lawful attorney, to execute in his name, place and stead, in his capacity as Trustee of the Trust, any and all amendments to the Trust’s Registration Statement, and all instruments necessary or incidental in connection therewith, and to file the same with the Securities and Exchange Commission; and said attorney shall have the power to act thereunder and shall have full power of substitution and resubstitution; and to do and perform in his name and on his behalf, in any and all capacities, every act whatsoever requisite or necessary to be done in the premises, as fully and to all intents and purposes as he might or could do in person, said acts of said attorney, being hereby ratified and approved.

DATED: September 1, 2004

/s/ John E. Taylor
John E. Taylor

THE COMMUNITY REINVESTMENT ACT
QUALIFIED INVESTMENT FUND
(the "Trust")

POWER OF ATTORNEY

Know All Men by These Presents, that the undersigned, Robert Orrin Lehrman, hereby constitutes and appoints David K. Downes his true and lawful attorney, to execute in his name, place and stead, in his capacity as Trustee of the Trust, any and all amendments to the Trust’s Registration Statement, and all instruments necessary or incidental in connection therewith, and to file the same with the Securities and Exchange Commission; and said attorney shall have the power to act thereunder and shall have full power of substitution and resubstitution; and to do and perform in his name and on his behalf, in any and all capacities, every act whatsoever requisite or necessary to be done in the premises, as fully and to all intents and purposes as he might or could do in person, said acts of said attorney, being hereby ratified and approved.

DATED: September 1, 2004

/s/ Robert Orrin Lehrman
Robert Orrin Lehrman

EXHIBIT INDEX

DESCRIPTION

Exhibit No.

(d)(2)	Form of Amendment No. 1 to Investment Management Agreement between Registrant and CRAFund Advisors, Inc.

(e)	Distribution Agreement between Registrant and SEI Investments Distribution Co. dated as of December 22, 2006.

(h)(1)	Administration Agreement between Registrant and SEI Investments Global Funds Services dated as of December 22, 2006.

(h)(2)	Transfer Agency Agreement between Registrant and SEI Investment Management Company dated as of January 8, 2007

(h)(3)	Sub-Transfer Agency Agreement between SEI Investment Management Company and UMB Fund Services, Inc. dated as of January 8, 2007

(h)(5)	Form of Waiver and Reimbursement Agreement between Registrant and CRAFund Advisors, Inc. with respect to Institutional Shares and Retail Shares.

(h)(6)	Services Plan and Related Form of Servicing Agreement for Retail Shares.

(h)(7)	Form of Special Administrative Services Agreement between Registrant and CRAFund Advisors, Inc. with respect to CRA Shares.

(i)(2)	Opinion and Consent of Drinker Biddle & Reath LLP with respect to Institutional Shares and Retail Shares.

(j)(1)	Consent of Drinker Biddle & Reath LLP.

(j)(2)	Consent of Grant Thornton LLP.

(m)(3)	Distribution Plan for Retail Shares.

(n)	Plan in Accordance with Rule 18f-3.